Nuveen California High Yield Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 126.0%
	MUNICIPAL BONDS – 125.9%
	Consumer Staples – 5.8%
$27,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Subordinate Series 2006A, 0.000%, 6/01/50	12/20 at 16.55	N/R	$4,460,130
1,155	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	12/20 at 100.00	N/R	1,155,323
2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2020B, 5.000%, 6/01/50	12/30 at 100.00	N/R	2,274,740
20,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	12/20 at 23.62	N/R	4,713,600
5,095	California County Tobacco Securitization Agency, Tobacco Settlement Bonds, Gold Country Settlement Funding Corporation, Subpordinate Series 2020B-2, 0.000%, 6/01/55 (WI/DD, Settling 12/08/20)	12/30 at 36.29	N/R	1,234,467
14,900	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	15,451,301
18,300	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	18,887,614
1,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	1,548,165
50,705	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	12/20 at 21.47	CCC-	10,862,532
3,460	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47	12/20 at 100.00	N/R	3,460,796
25,600	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2 Turbo Capital Appreciation, 0.000%, 6/01/47	12/20 at 17.27	CCC	4,409,856
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
1,000	0.000%, 6/01/36	12/20 at 42.52	N/R	423,470
7,500	0.000%, 6/01/47	12/20 at 22.66	N/R	1,692,150
7,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005B, 0.000%, 6/01/45	12/20 at 24.11	CCC-	1,731,693
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
2,800	5.375%, 6/01/38	12/20 at 100.00	B-	2,811,844
460	5.500%, 6/01/45	12/20 at 100.00	B-	462,737

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples (continued)
$5,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46	12/20 at 20.87	CCC-	$1,041,250
193,670	Total Consumer Staples			76,621,668
	Education and Civic Organizations – 13.8%
	California Enterprise Development Authority, Charter School Revenue Bonds, Academy for Academic Excellence Project, Series 2020A:
700	5.000%, 7/01/50, 144A	7/27 at 100.00	Ba2	753,123
650	5.000%, 7/01/55, 144A	7/27 at 100.00	Ba2	696,189
2,240	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	2,344,205
5,615	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.500%, 10/01/38, 144A	10/22 at 105.00	N/R	6,042,919
	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A:
900	5.000%, 10/01/35	10/22 at 102.00	BB	941,076
500	5.250%, 10/01/45	10/22 at 102.00	BB	521,555
1,335	5.250%, 10/01/45	10/22 at 102.00	BB	1,392,552
4,255	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2017A, 5.000%, 10/01/47, 144A	10/22 at 102.00	BB	4,418,307
250	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A	6/26 at 100.00	BB	268,215
	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
500	4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	497,075
2,200	4.500%, 11/01/46, 144A	11/26 at 100.00	N/R	2,212,408
820	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/38, 144A	6/28 at 100.00	Ba1	909,618
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
825	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	883,765
1,000	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	1,053,760
935	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	975,037
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400	5.125%, 7/01/35, 144A	7/25 at 100.00	BB+	431,140
425	5.375%, 7/01/45, 144A	7/25 at 100.00	BB+	456,212
	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B:
500	5.000%, 10/01/39, 144A	10/27 at 100.00	N/R	529,600
1,000	5.000%, 10/01/57, 144A	10/27 at 100.00	N/R	1,039,190

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A:
$1,400	5.000%, 10/01/34	10/22 at 102.00	BB	$1,464,918
465	5.000%, 10/01/44	10/22 at 102.00	BB	483,182
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A:
1,195	5.000%, 7/01/41, 144A	7/26 at 100.00	BB	1,296,467
1,145	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,234,356
1,100	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A, 5.000%, 7/01/38, 144A	7/28 at 100.00	BB	1,232,319
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,330	5.000%, 8/01/32	8/22 at 100.00	BB	1,366,256
2,130	5.250%, 8/01/42	8/22 at 100.00	BB	2,180,268
1,795	5.300%, 8/01/47	8/22 at 100.00	BB	1,837,344
2,245	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,445,950
	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A:
875	5.500%, 8/01/34, 144A	8/24 at 100.00	BB-	921,401
1,650	6.000%, 8/01/44, 144A	8/24 at 100.00	BB-	1,743,472
1,715	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BBB-	1,908,795
1,390	California Municipal Finance Authority, Education Revenue Bonds, Literacy First Charter Schools Project, Series 2019A, 5.000%, 12/01/49	12/29 at 100.00	BBB-	1,624,979
1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	12/20 at 100.00	N/R	1,337,844
	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
1,435	5.000%, 4/01/35	4/25 at 100.00	Ba1	1,594,414
8,640	5.000%, 4/01/41	4/25 at 100.00	Ba1	9,502,358
7,880	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	8,350,672
	California Municipal Finance Authority, Revenue Bonds, Claremont Graduate University, Refunding Series 2020B:
1,000	5.000%, 10/01/49, 144A	10/30 at 100.00	N/R	1,110,360
1,000	5.000%, 10/01/54, 144A	10/30 at 100.00	N/R	1,106,270
235	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	Baa2	244,557
300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32, 144A (4)	1/22 at 100.00	N/R	304,779

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$3,700	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.250%, 1/01/45 (4)	1/25 at 100.00	N/R	$3,475,891
	California Municipal Finance Authority, Revenue Bonds, The Master's University & Seminary, Series 2019:
1,000	5.000%, 8/01/34	8/29 at 100.00	BB+	1,083,220
2,000	5.000%, 8/01/48	8/29 at 100.00	BB+	2,098,780
250	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB-	265,863
2,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	2,053,600
700	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47	6/27 at 100.00	N/R	778,729
4,000	California Public Finance Authority, Educational Facility Revenue Bonds, Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A (WI/DD, Settling 12/08/20)	1/26 at 100.00	N/R	4,051,600
1,075	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	1,149,884
	California School Finance Authority Charter School Revenue Bonds, Bright Star Schools - Obligated Group, Series 2017:
1,830	5.000%, 6/01/27, 144A	No Opt. Call	N/R	1,976,144
755	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	837,891
1,000	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	1,091,960
3,090	5.000%, 6/01/54, 144A	6/27 at 100.00	N/R	3,361,024
1,020	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,077,100
1,000	California School Finance Authority Charter School Revenue Bonds, Ednovate ? Obligated Group, Series 2018, 5.000%, 6/01/48, 144A	6/27 at 100.00	N/R	1,076,860
	California School Finance Authority Charter School Revenue Bonds, Fenton Schools - Obligated Group, Series 2020A:
750	5.000%, 7/01/50, 144A	7/27 at 100.00	BB+	819,277
1,000	5.000%, 7/01/58, 144A	7/27 at 100.00	BB+	1,086,230
305	California School Finance Authority School Facility Revenue Bonds, Green Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48, 144A	8/28 at 100.00	BBB-	354,563
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A	6/28 at 102.00	N/R	1,069,410
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A:
1,045	5.000%, 8/01/40, 144A	8/25 at 100.00	BBB	1,190,328
1,100	5.000%, 8/01/45, 144A	8/25 at 100.00	BBB	1,243,440
500	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/46, 144A	8/25 at 100.00	BBB	564,755
1,800	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Series 2020A-3, 5.000%, 8/01/50, 144A (WI/DD, Settling 12/08/20)	8/28 at 100.00	BBB	2,144,826

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,100	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	$1,001,330
1,300	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%, 6/01/52	6/26 at 100.00	N/R	1,451,125
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A:
1,000	5.000%, 6/01/49, 144A	6/26 at 100.00	N/R	1,062,090
1,600	5.000%, 6/01/58, 144A	6/26 at 100.00	N/R	1,691,680
	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A:
3,700	5.000%, 6/01/50, 144A	6/27 at 100.00	N/R	3,975,539
7,200	5.000%, 6/01/59, 144A	6/27 at 100.00	N/R	7,697,592
	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A:
2,520	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,686,774
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	3,101,464
805	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A	10/27 at 100.00	BB+	903,210
600	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A	10/22 at 100.00	BBB-	625,452
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
1,500	4.750%, 6/01/36, 144A	6/26 at 100.00	N/R	1,600,755
1,180	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	1,257,491
675	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A	5/27 at 100.00	N/R	741,622
915	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43, 144A	6/27 at 100.00	N/R	990,277
2,500	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/46, 144A	6/25 at 100.00	N/R	2,673,050
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A:
950	5.125%, 6/01/47, 144A	6/26 at 100.00	N/R	1,034,521
1,000	5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	1,092,570
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G:
360	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	401,317
750	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	822,180
250	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	273,143
500	California School Finance Authority, Charter School Revenue Bonds, Summit Public Schools ? Obligated Group, Series 2017, 5.000%, 6/01/47, 144A	6/27 at 100.00	Baa3	567,345

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Adams Campus Project, Series 2019A:
$750	5.000%, 6/01/40, 144A	6/27 at 100.00	BB+	$812,152
1,060	5.000%, 6/01/50, 144A	6/27 at 100.00	BB+	1,135,143
	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,000	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,094,830
1,500	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	1,647,825
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
1,605	6.400%, 8/01/34, 144A	2/24 at 100.00	BB	1,762,852
2,040	6.750%, 8/01/44, 144A	2/24 at 100.00	BB	2,252,915
	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A:
3,710	5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	3,933,676
2,680	5.000%, 7/01/52, 144A	7/27 at 100.00	Ba2	2,833,618
	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A:
575	5.625%, 10/01/34	10/24 at 100.00	BB	623,570
1,000	5.875%, 10/01/44	10/24 at 100.00	BB	1,086,640
520	6.000%, 10/01/49	10/24 at 100.00	BB	567,367
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A:
3,000	4.125%, 7/01/35, 144A	7/25 at 100.00	BBB	3,253,830
1,000	5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	1,122,720
1,015	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A	11/24 at 100.00	N/R	1,112,592
	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2017A:
1,000	5.000%, 7/01/37, 144A	7/21 at 105.00	BBB-	1,063,760
1,735	5.000%, 7/01/48, 144A	7/21 at 105.00	BBB-	1,842,032
600	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB	668,976
250	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	BBB	291,738
1,250	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 6.650%, 7/01/33	7/23 at 100.00	BB+	1,386,775
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
625	5.250%, 7/01/31, 144A	7/26 at 100.00	BB+	697,769
1,355	6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	1,545,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,940	California Statewide Communities Development Authority, School Facility Revenue Bonds, Children of Promise, Series 2015A, 6.250%, 7/01/45, 144A (4)	7/25 at 100.00	CC	$1,649,000
960	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,018,742
790	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	811,986
4,015	University of California, General Revenue Bonds, Limited Project Series 2018O, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	AA-	4,661,937
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 17.840%, 5/15/39, 144A (IF) (5)	5/23 at 100.00	AA	1,761,462
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
20	5.000%, 6/01/22	12/20 at 100.00	C	19,900
10	5.000%, 6/01/23	12/20 at 100.00	C	9,900
1,005	5.000%, 6/01/24	12/20 at 100.00	C	989,925
580	5.000%, 6/01/30	12/20 at 100.00	C	562,600
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
230	5.000%, 6/01/22	12/20 at 100.00	C	228,850
125	5.000%, 6/01/30	12/20 at 100.00	C	121,250
1,580	5.000%, 6/01/36	12/20 at 100.00	C	1,532,600
170,340	Total Education and Civic Organizations			182,263,701
	Health Care – 13.5%
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
1,460	5.000%, 3/01/26	No Opt. Call	Ba3	1,632,207
2,765	5.000%, 3/01/31	3/26 at 100.00	Ba3	2,930,347
5,160	5.250%, 3/01/36	3/26 at 100.00	Ba3	5,369,290
6,280	5.000%, 3/01/41	3/26 at 100.00	Ba3	6,399,885
10,600	5.000%, 3/01/46	3/26 at 100.00	Ba3	10,717,872
2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 4.000%, 11/15/41 (UB) (5)	11/26 at 100.00	A+	2,234,440
2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48 (UB) (5)	11/27 at 100.00	A+	2,416,760
420	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	Baa2	491,618
1,570	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/47 (UB) (5)	2/27 at 100.00	A1	1,842,945
625	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002, 17.197%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	758,475
17,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44 (UB) (5)	11/27 at 100.00	AA-	19,846,925
1,220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	A+	1,283,867

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$7,800	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2016B, 5.000%, 8/15/55 (UB) (5)	8/26 at 100.00	A+	$9,068,280
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
260	18.044%, 8/15/43, 144A (IF) (5)	8/24 at 100.00	A+	378,667
695	17.771%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	A+	840,519
3,675	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hosptial at Stanford, Series 2017A, 5.000%, 11/15/56 (UB) (5)	11/27 at 100.00	A+	4,381,004
80	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120, 21.838%, 10/01/38, 144A (IF) (5)	10/24 at 100.00	AA-	140,847
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034:
3,600	22.502%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	6,228,720
795	22.419%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,373,323
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
200	22.085%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	274,582
200	22.073%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	274,540
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,000	17.864%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	1,298,240
250	17.869%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	324,580
	California Municipal Finance Authority, Revenue Bonds, Clinicas del Camino Real, Inc, Series 2020:
2,535	4.000%, 3/01/40	3/30 at 100.00	BBB	2,792,759
5,750	4.000%, 3/01/50	3/30 at 100.00	BBB	6,072,747
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/35	11/24 at 100.00	BBB-	219,788
1,000	5.000%, 11/01/40	11/24 at 100.00	BBB-	1,091,840
1,250	5.000%, 11/01/44	11/24 at 100.00	BBB-	1,357,563
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
4,210	5.250%, 11/01/36	11/26 at 100.00	BBB-	4,888,820
2,955	5.250%, 11/01/41	11/26 at 100.00	BBB-	3,396,388
2,270	5.250%, 11/01/47	11/26 at 100.00	BBB-	2,586,937
3,950	5.000%, 11/01/47	11/26 at 100.00	BBB-	4,413,454
1,000	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	A-	1,108,470
1,780	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,987,459

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$19,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	$21,109,376
1,795	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	2,000,797
315	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/48, 144A	6/28 at 100.00	BB-	359,573
6,250	California Statewide Communities Development Authority, Revenue Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50 (UB) (5)	4/30 at 100.00	A	6,518,062
1,625	California Statewide Communities Development Authority, Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014, 5.250%, 10/01/43 – AGM Insured	10/24 at 100.00	A2	1,822,031
1,015	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	A-	1,136,506
9,000	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A, 5.000%, 8/15/51 (UB) (5)	8/26 at 100.00	A+	10,416,060
1,035	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45 (UB) (5)	8/23 at 100.00	A-	1,089,431
2,000	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43	1/28 at 100.00	BBB+	2,161,280
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,870	5.750%, 7/01/24 (4)	12/20 at 100.00	N/R	1,720,562
1,083	5.750%, 7/01/30 (4)	12/20 at 100.00	N/R	995,988
1,170	5.750%, 7/01/35 (4)	12/20 at 100.00	N/R	1,075,957
4,889	5.500%, 7/01/39 (4)	12/20 at 100.00	N/R	4,497,695
97	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (4)	12/20 at 100.00	N/R	89,663
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2017:
875	4.000%, 11/01/38	11/27 at 100.00	Ba1	910,936
5,925	4.000%, 11/01/47	11/27 at 100.00	Ba1	6,068,504
	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016:
1,085	5.000%, 11/01/36	11/26 at 100.00	Ba1	1,251,526
2,090	5.000%, 11/01/39	11/26 at 100.00	Ba1	2,388,389
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26	12/21 at 100.00	BB	1,066,840
600	7.500%, 12/01/41	12/21 at 100.00	BB	635,256
1,000	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 4.000%, 1/01/42	1/28 at 100.00	Baa3	1,085,120
200	Washington Township Health Care District, California, Revenue Bonds, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	228,718
161,274	Total Health Care			179,052,428

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 3.3%
$9,460	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	$10,709,004
1,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	1,110,440
2,000	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	A1	2,168,240
1,498	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	1,718,005
240	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB+	263,371
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,366,964
480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	512,760
2,375	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55	2/30 at 100.00	N/R	2,207,705
2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/15/48	11/23 at 100.00	N/R	2,184,720
3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	10/21 at 100.00	BB	3,141,044
	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A:
890	5.000%, 7/01/37, 144A	7/27 at 100.00	Caa2	747,600
1,975	5.000%, 7/01/47, 144A	7/27 at 100.00	Caa2	1,659,000
450	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A	7/29 at 100.00	BB+	446,616
	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
4,600	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	4,918,596
2,090	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	2,198,534
	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A:
740	5.000%, 5/15/39	5/22 at 100.00	A+	769,518
1,010	5.000%, 5/15/47	5/22 at 100.00	A+	1,046,471
1,000	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36	9/25 at 100.00	N/R	1,089,900
1,340	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Feliz and Las Casitas De Sonoma, Refunding Series 2012, 5.000%, 10/15/47	10/22 at 100.00	BBB	1,399,027
315	La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49	6/24 at 100.00	A	356,111
2,110	Palmdale Housing Authority, California, Multifamily Housing Revenue Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments, Series 2015, 5.250%, 6/01/45	6/25 at 100.00	N/R	2,185,939

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$430	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (AMT)	12/20 at 100.00	N/R	$430,632
465	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	12/20 at 100.00	N/R	371,540
40,838	Total Housing/Multifamily			43,001,737
	Industrials – 0.1%
2,830	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27 (AMT), 144A (4)	12/23 at 102.00	N/R	1,415,000
	Long-Term Care – 0.7%
3,000	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Refunding Series 2012A, 5.000%, 7/01/47	7/22 at 100.00	A-	3,106,320
2,575	California Municipal Finance Authority, Revenue Bonds, HealthRIGHT 360, Social Bond Series 2019A, 5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	2,755,508
3,700	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%, 11/01/44, 144A	11/24 at 100.00	N/R	3,831,979
9,275	Total Long-Term Care			9,693,807
	Tax Obligation/General – 27.0%
6,050	Allan Hancock Joint Community College District, California, General Obligation Bonds, Election 2006 Series 2012C, 5.400%, 8/01/42 (UB) (5)	8/35 at 100.00	AA	5,624,382
3,595	Alvord Unified School District, Riverside County, California, General Obligation Bonds, 2007 Election Series 2011B, 0.000%, 8/01/43 – AGM Insured	No Opt. Call	A2	2,022,044
8,200	Anaheim Elementary School District, Orange County, California, General Obligation Bonds, Election 2016, Series 2018A, 4.000%, 8/01/48 (UB) (5)	8/27 at 100.00	Aa3	9,442,956
10,000	Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2020B, 3.000%, 8/01/50 (UB) (5)	8/30 at 100.00	AA	10,821,600
1,000	Aromas-San Juan Unified School District, San Benito, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/52 – AGM Insured (6)	8/37 at 100.00	AA	831,150
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/37 (6)	No Opt. Call	A+	1,495,184
6,925	0.000%, 5/01/42 (6)	5/40 at 100.00	A+	6,740,102
5,500	0.000%, 5/01/47 (6)	5/40 at 100.00	A+	5,247,275
1,250	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 18.127%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,997,812
1,500	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45 (UB) (5)	3/25 at 100.00	AA-	1,745,115
5,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46 (UB) (5)	8/26 at 100.00	AA-	5,986,800
3,500	California State, General Obligation Bonds, Various Purpose Series 2020, 4.000%, 3/01/50 (UB) (5)	3/30 at 100.00	AA-	4,195,835

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
$750	14.066%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	$1,077,578
545	14.066%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	783,040
1,250	14.066%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	1,795,963
1,005	14.049%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	1,443,411
4,610	Central Unified School District, Fresno County, California, General Obligation Bonds, 2008 Election Series 2013B, 0.000%, 8/01/37	8/22 at 44.31	A2	2,028,999
3,800	Central Unified School District, Fresno County, California, General Obligation Bonds, 2016 Election Series 2018B, 4.000%, 8/01/48 (UB) (5)	8/26 at 100.00	Aa3	4,311,024
3,405	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2005 Series 2012D, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	A2	2,284,585
11,090	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Election 2012, Series 2016C, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	AA+	12,731,764
1,115	Denair Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Baa2	1,056,920
2,640	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa2	2,999,858
5,500	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44 – AGM Insured (UB) (5)	8/28 at 100.00	Aa3	5,579,310
5,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa3	5,681,550
8,285	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47 (UB) (5)	8/24 at 100.00	Aa3	9,427,170
5,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48 (UB) (5)	8/27 at 100.00	Aa3	5,754,450
4,560	Hartnell Community College District, Monterey County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	AA	5,256,312
1,000	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB-	1,103,330
1,205	Jamul Dulzura Union School District, San Diego County, California, General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 – NPFG Insured	No Opt. Call	Baa2	1,080,969
9,175	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured (6)	No Opt. Call	A1	9,804,313
2,000	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation Bonds, Election of 2016 Measure J, Series 2019, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	N/R	2,272,620
6,235	Long Beach Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2008 Series 2008A, 0.000%, 6/01/30 – AGM Insured	No Opt. Call	AA	5,469,404
12,000	Long Beach Community College District, California, General Obligation Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 (UB) (5)	8/42 at 100.00	AA	11,391,720
12,075	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2019F, 3.000%, 8/01/47 (UB) (5)	8/29 at 100.00	AA-	13,024,216
2,625	Magnolia School District, Orange County, California, General Obligation Bonds, Election 2010 Series 2011, 0.000%, 8/01/36	No Opt. Call	A+	1,770,668

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$10,900	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	Aa2	$12,401,693
1,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Baa2	946,310
5,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2016A, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	A1	5,495,750
7,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49 (UB) (5)	8/29 at 100.00	AA	8,316,490
6,060	New Haven Unified School District, Alameda County, California, General Obligation Bonds, Election of 2014, Series 2020C, 3.000%, 8/01/49 (UB) (5)	8/28 at 100.00	Aa3	6,483,958
650	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured (6)	No Opt. Call	A1	794,209
2,000	Northern Inyo County Local Hospital District, California, General Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 – AGC Insured	No Opt. Call	AA	1,124,620
9,365	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2019D, 3.000%, 8/01/43 (UB) (5)	8/29 at 100.00	Aa3	10,204,385
15,000	Oakland, California, General Obligation Bonds, Series 2020B-1, 3.000%, 1/15/50 (UB) (5)	1/30 at 100.00	AA	16,285,950
2,250	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (6)	8/37 at 100.00	AA	1,984,275
5,205	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/42	No Opt. Call	A+	2,918,235
1,350	Paso Robles Joint Unified School District, San Luis Obispo and Monteray Counties, California, General Obligation Bonds, Election 2006 Series 2010A, 0.000%, 9/01/34	No Opt. Call	A1	1,028,066
5,000	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	Aa3	5,740,200
6,225	Placentia-Yorba Linda Unified School District, Orange County, California, General Obligation Bonds, Series 2011D, 0.000%, 8/01/46	No Opt. Call	AA-	3,288,356
5,050	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Tender Option Bond Series 2020-XM0913, 2.500%, 8/01/48 (UB) (5)	8/30 at 100.00	Aa3	5,096,207
5,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/46 (UB) (5)	No Opt. Call	AA-	2,444,950
1,500	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (4)	12/20 at 100.00	D	982,500
4,725	River Delta Unified School District, Sacramento and Solano Counties, California, General Obligation Bonds, School Faciliteis Improvement District 2, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	2,234,452
1,215	Rohnerville School District, Humboldt County, California, General Obligation Bonds, Election 2010, Series 2012B, 0.000%, 8/01/47 – AGM Insured	No Opt. Call	AA	591,049
3,000	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	AA	1,608,750
4,400	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2018 Election Series 2019C-2, 3.000%, 7/01/44 (UB) (5)	7/29 at 100.00	Aa2	4,804,756

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB) (5)	7/23 at 100.00	AA-	$10,667,000
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-2:
1,990	0.000%, 7/01/41 (6)	7/40 at 100.00	AA-	2,388,060
15,000	0.000%, 7/01/41 (UB) (5)	7/40 at 100.00	AA-	18,000,450
1,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XF2355, 13.843%, 7/01/38, 144A (IF) (5)	7/23 at 100.00	AA-	2,538,063
5,500	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election of 2018, Series 2020B, 3.000%, 8/01/48 (UB) (5)	8/29 at 100.00	AA	5,870,700
2,500	Santa Barbara Secondary High School District, Santa Barbara County, California,General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/40 (UB) (5)	No Opt. Call	AA	1,516,075
10,000	Santa Clara Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2018, Series 2019, 4.000%, 7/01/48 (UB) (5)	7/26 at 100.00	AA+	11,281,000
7,655	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (6)	No Opt. Call	A2	8,283,475
4,955	Selma Unified School District, Fresno County, California, General Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49 (UB) (5)	8/30 at 100.00	AA	5,316,071
	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C:
1,500	0.000%, 8/01/41	No Opt. Call	AA-	956,505
5,730	0.000%, 8/01/46	No Opt. Call	AA-	2,874,111
13,000	0.000%, 8/01/46 (UB) (5)	No Opt. Call	AA-	6,520,670
10,000	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Election 2013 Series 2019C, 3.000%, 9/01/44 (UB) (5)	9/27 at 100.00	Aa1	10,796,900
1,880	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/28 – FGIC Insured	No Opt. Call	AA-	1,741,500
2,250	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured (6)	8/31 at 100.00	A2	2,597,805
	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D:
1,690	0.000%, 8/01/37	No Opt. Call	AA-	1,202,131
5,155	0.000%, 8/01/42 (UB) (5)	No Opt. Call	AA-	5,430,896
361,770	Total Tax Obligation/General			357,036,002
	Tax Obligation/Limited – 34.9%
1,000	Adelanto Community Facilities District Number 2006-2, San Bernadino County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,116,170

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
$330	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	$293,027
240	0.000%, 9/01/30 – AGM Insured	No Opt. Call	A2	201,144
4,475	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	3,320,853
1,985	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,426,778
1,030	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,117,025
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,069,930
2,590	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,903,235
	Beaumont, California, Special Tax Bonds, Community Facilities District 2016-1 Fairway Canyon, Series 2019:
300	5.000%, 9/01/44	9/25 at 103.00	N/R	341,178
400	5.000%, 9/01/49	9/25 at 103.00	N/R	452,988
	Beaumont, California, Special Tax Bonds, Community Facilities District 93-1 Improvement Area 17C, Series 2018:
750	5.000%, 9/01/43	9/25 at 103.00	N/R	855,728
1,115	5.000%, 9/01/48	9/25 at 103.00	N/R	1,265,781
1,035	Beaumont, California, Special Tax Bonds, Community Facilities District 93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48	9/25 at 103.00	N/R	1,174,963
1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38	11/25 at 100.00	N/R	2,154,828
	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003:
1,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	AA-	1,363,275
2,300	0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA-	2,036,949
6,710	0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	AA-	5,788,314
1,700	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	1,885,351
5,600	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	AA+	3,810,632
680	California Enterprise Development Authority, Lease Revenue Bonds, Riverside County Library Facilities Project, Series 2019, 4.000%, 11/01/50	11/27 at 100.00	A+	758,907
1,450	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2020A, 4.000%, 9/01/45	9/26 at 103.00	N/R	1,550,906
	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2020B:
1,070	4.000%, 9/01/43	9/27 at 103.00	N/R	1,154,498
1,550	4.000%, 9/01/50	9/27 at 103.00	N/R	1,655,819

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	California Statewide Communities Development Authority, Community Facilities District No 2015-01, Improvement Area No 2 University District, Special Tax Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	$2,292,800
2,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 5.625%, 9/01/45	9/25 at 100.00	N/R	2,685,575
670	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	744,591
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	1,057,220
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center, Series 2013A:
1,000	5.000%, 9/01/33	9/23 at 100.00	N/R	1,080,840
2,000	5.125%, 9/01/42	9/23 at 100.00	N/R	2,149,140
3,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019, 5.000%, 9/01/49	9/29 at 100.00	N/R	3,430,770
5,250	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018, 5.000%, 9/01/48	9/28 at 100.00	N/R	6,071,100
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2018-01, Wagon Wheel, Series 2020:
600	4.000%, 9/01/40	9/30 at 100.00	N/R	654,360
1,300	4.000%, 9/01/50	9/30 at 100.00	N/R	1,387,633
1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Pacific Highlands Ranch Project, Series 2019, 5.000%, 9/02/49	9/29 at 100.00	N/R	1,157,720
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,510	5.000%, 9/02/35	9/25 at 100.00	N/R	3,837,658
1,120	5.000%, 9/02/40	9/25 at 100.00	N/R	1,206,856
960	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	941,750
2,275	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014A, 5.000%, 9/02/43	9/22 at 100.00	N/R	2,383,426
2,060	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%, 9/02/44	9/24 at 100.00	N/R	2,196,475
2,240	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016A, 5.000%, 9/02/45	9/26 at 100.00	N/R	2,505,530
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B:
1,690	5.000%, 9/02/36	9/26 at 100.00	N/R	1,935,489
3,310	5.000%, 9/02/46	9/26 at 100.00	N/R	3,723,518
480	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A, 5.000%, 9/02/46	9/27 at 100.00	N/R	532,579

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$375	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%, 9/02/47	9/27 at 100.00	N/R	$428,670
3,550	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017C, 5.000%, 9/02/47	9/27 at 100.00	N/R	4,006,636
3,750	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A, 5.000%, 9/02/47	9/28 at 100.00	N/R	4,352,700
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2019B:
3,300	5.000%, 9/02/44	9/29 at 100.00	N/R	3,803,646
3,370	5.000%, 9/02/49	9/29 at 100.00	N/R	3,865,120
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2019C:
725	5.000%, 9/02/44	9/29 at 100.00	N/R	838,064
2,310	5.000%, 9/02/49	9/29 at 100.00	N/R	2,655,114
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2020A:
805	5.000%, 9/02/50	9/30 at 100.00	N/R	926,265
850	4.000%, 9/02/50	9/30 at 100.00	N/R	894,906
5,000	California Statewide Communities Development Authority, Statewide Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/50 (WI/DD, Settling 12/16/20)	9/30 at 100.00	N/R	5,318,750
	Calimesa, Riverside County, California, Special Tax Bonds, Community Facilities District 2018-1 Summerwind Trails Improvement Area 1, Series 2020:
865	4.000%, 9/01/45	9/27 at 103.00	N/R	950,142
820	4.000%, 9/01/50	9/27 at 103.00	N/R	896,235
650	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007A, 4.500%, 8/01/35 – AMBAC Insured	12/20 at 100.00	Baa2	651,684
850	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007C, 4.500%, 8/01/35	12/20 at 100.00	BBB	852,134
315	Chino Public Financing Authority, California, Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/38	9/22 at 100.00	N/R	331,229
1,540	Chino, California, Special Tax Bonds, Community Facilities District 2016-3, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,710,201
1,000	Chino, California, Special Tax Bonds, Community Facilities District 2019-1 The Landing, Series 2020, 4.000%, 9/01/51	9/27 at 103.00	N/R	1,074,180
	Chula Vista, California, Special Tax Bonds, Community Facilities District 16-I Millenia Improvement Area 1, Series 2018:
1,000	5.000%, 9/01/43	9/25 at 103.00	N/R	1,138,050
1,250	5.000%, 9/01/48	9/25 at 103.00	N/R	1,412,988
320	City of Dublin, California, Community Facilities District No 2015-1, Dublin Crossing, Improvement Area No 1, Special Tax Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	369,632
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	12/20 at 100.00	N/R	1,003,230

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$500	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	12/20 at 100.00	N/R	$501,850
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
500	5.250%, 9/01/27 – AMBAC Insured	12/20 at 100.00	N/R	500,795
210	5.000%, 9/01/32 – AMBAC Insured	12/20 at 100.00	N/R	210,193
670	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%, 9/01/37	9/24 at 103.00	N/R	753,341
	Corona, California, Special Tax Bonds, Community Facilities District 2018-1 Bedford, Series 2018A:
2,155	5.000%, 9/01/43	9/24 at 103.00	N/R	2,401,554
1,250	5.000%, 9/01/48	9/24 at 103.00	N/R	1,387,363
1,000	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 05-1, Series 2016, 4.000%, 9/01/45	9/26 at 100.00	N/R	1,076,160
	Del Mar Union School District, San Diego County, California, Special Tax Bonds, Community Facilities District 99-1, Refunding Facilities Financing Series 2019:
2,400	4.000%, 9/01/44 (UB) (5)	9/29 at 100.00	AA	2,812,200
4,245	4.000%, 9/01/49 (UB) (5)	9/29 at 100.00	AA	4,937,275
1,200	Dixon, California, Special Tax Bonds, Community Facilities District 2013-1 Parklane, Series 2019, 5.000%, 9/01/49	9/26 at 103.00	N/R	1,374,624
	Dublin, California, Special Tax Bonds, Community Facilities District 2015-1 Improvement Area 2 Dublin Crossing, Series 2019:
2,800	5.000%, 9/01/44	9/26 at 103.00	N/R	3,195,948
4,100	5.000%, 9/01/49	9/26 at 103.00	N/R	4,654,115
250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	3/21 at 100.00	N/R	251,960
	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Series 2020:
1,385	4.000%, 9/01/45	9/26 at 103.00	N/R	1,522,434
1,750	4.000%, 9/01/50	9/26 at 103.00	N/R	1,918,333
430	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairield Commons Project, Series 2008, 6.875%, 9/01/38	3/21 at 100.00	N/R	436,682
2,530	Fillmore, California, Special Tax Bonds, Community Facilities District 5, Improvement Area, Series 2015A, 5.000%, 9/01/45	9/23 at 102.00	N/R	2,742,975
	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 19 Mangini Ranch, Series 2019:
1,140	5.000%, 9/01/44	9/26 at 103.00	N/R	1,311,775
1,000	5.000%, 9/01/49	9/26 at 103.00	N/R	1,145,520
1,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 21 White Rock Springs Ranch, Series 2019, 5.000%, 9/01/49	9/26 at 103.00	N/R	1,144,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 23 Folsom Ranch Improvement Area 1, Series 2020:
$1,075	4.000%, 9/01/45	9/27 at 103.00	N/R	$1,161,860
1,145	4.000%, 9/01/50	9/27 at 103.00	N/R	1,231,127
2,785	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	3,200,160
	Folsom, California, Special Tax Bonds, Community Facilities District 16 Islands at Parkshore Improvement Area 1, Series 2018:
500	4.000%, 9/01/43	12/20 at 103.00	N/R	515,545
1,545	4.000%, 9/01/48	12/20 at 103.00	N/R	1,592,880
1,225	Fresno Joint Powers Financing Authority, California, Lease Revenue Bonds, Master Lease Projects, Series 2020A, 4.000%, 4/01/46 – AGM Insured	4/30 at 100.00	AA	1,400,322
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
5,000	5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	A+	5,820,850
2,000	5.000%, 6/01/45 (UB) (5)	6/25 at 100.00	A+	2,311,060
3,750	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 17.308%, 6/01/45, 144A (IF) (5)	6/25 at 100.00	A+	6,081,675
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	514,140
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	12/20 at 100.00	N/R	1,003,250
1,000	5.000%, 8/01/35 – AMBAC Insured	12/20 at 100.00	N/R	1,001,000
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2007A:
365	4.625%, 8/01/37 – AMBAC Insured	12/20 at 100.00	N/R	365,237
745	4.750%, 8/01/42 – AMBAC Insured	12/20 at 100.00	N/R	745,469
150	5.000%, 8/01/42 – AMBAC Insured	12/20 at 100.00	N/R	150,137
1,035	Imperial, California, Special Tax Bonds, Community Facilities District 2005-1 Springfield, Series 2015A, 5.000%, 9/01/36	9/25 at 100.00	N/R	1,161,022
155	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	12/20 at 100.00	A	155,640
745	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	849,866
500	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39	9/24 at 100.00	N/R	562,715
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 45 Jurupoa Valley, Series 2020A:
1,000	4.000%, 9/01/42	9/27 at 103.00	N/R	1,120,170
1,375	4.000%, 9/01/49	9/27 at 103.00	N/R	1,526,058
3,380	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	3,787,155

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$335	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/37	9/22 at 100.00	N/R	$352,470
	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 13-1, Series 2017:
800	4.000%, 9/01/42	9/24 at 103.00	N/R	864,312
1,000	4.000%, 9/01/47	9/24 at 103.00	N/R	1,075,450
1,220	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35	3/21 at 100.00	N/R	1,230,455
1,000	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2006-2 Improvement Area B, Series 2018, 4.000%, 9/01/48	9/24 at 100.00	N/R	1,046,560
1,000	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2006-1 Summerly Improvement Area HH, Series 2019, 5.000%, 9/01/50	9/26 at 103.00	N/R	1,117,670
2,995	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2002 Mountain House, Series 2013, 5.000%, 9/01/37	9/22 at 100.00	N/R	3,150,680
2,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.375%, 9/01/32	9/22 at 100.00	N/R	2,115,980
4,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	4,708,847
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
605	5.650%, 9/01/38	9/26 at 103.00	N/R	650,563
970	5.750%, 9/01/43	9/26 at 103.00	N/R	1,041,091
	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B:
785	5.125%, 9/01/28	9/23 at 100.00	N/R	859,732
395	5.250%, 9/01/32	9/23 at 100.00	N/R	430,250
	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A:
925	5.000%, 9/01/39	9/24 at 100.00	N/R	1,024,613
1,815	5.000%, 9/01/43	9/24 at 100.00	N/R	1,999,767
2,615	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)	8/29 at 100.00	Aa3	2,948,229
1,680	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	1,687,526
1,275	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A	1,325,286
2,022	Manteca Unified School District, San Joaquin County, California, Certificates of Participation, Series 2004, 0.000%, 9/15/33 – NPFG Insured	No Opt. Call	Baa2	1,568,910
450	Marina Redevelopment Agency Successor Agency, California, Housing Tax Allocation Bonds, Series 2018B, 5.000%, 9/01/38	9/25 at 103.00	N/R	511,965

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2014:
$500	4.125%, 9/01/39	3/21 at 103.00	N/R	$517,125
500	4.250%, 9/01/44	3/21 at 103.00	N/R	517,200
1,000	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2014-2, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,115,500
1,560	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2014-3, Series 2019, 5.000%, 9/01/49	9/26 at 103.00	N/R	1,756,591
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilties District 2011-1, Improvement Area 1, Series 2015:
2,000	5.000%, 9/01/39	9/24 at 100.00	N/R	2,208,520
500	4.250%, 9/01/44	9/24 at 100.00	N/R	529,575
1,000	5.000%, 9/01/44	9/24 at 100.00	N/R	1,096,270
1,110	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilties District 2016-1, Improvement Area B, Series 2016, 4.000%, 9/01/49	9/27 at 103.00	N/R	1,222,454
	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,890	0.000%, 12/01/21 – AMBAC Insured	No Opt. Call	N/R	1,876,127
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	1,024,700
835	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33	9/24 at 100.00	N/R	929,714
970	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%, 9/01/48	9/25 at 103.00	N/R	1,083,480
1,085	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%, 9/01/44	9/25 at 103.00	N/R	1,166,798
1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	3/21 at 100.00	N/R	1,007,270
825	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	947,719
	Northstar Community Services District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2005:
995	5.450%, 9/01/28	3/21 at 100.00	N/R	677,894
2,970	5.550%, 9/01/36	3/21 at 100.00	N/R	2,023,461
2,500	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refundinf Series 2014, 5.000%, 9/02/36 – BAM Insured	9/24 at 100.00	AA	2,879,200
1,250	Oceanside, California, Special Tax Bonds, Community Facilities District 2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38	9/25 at 102.00	N/R	1,426,163
880	Ontario, California, Special Tax Bonds, Community Facilities District 26 Park Place Facilities III, Series 2019, 5.000%, 9/01/47	9/26 at 103.00	N/R	1,001,634
1,200	Ontario, California, Special Tax Bonds, Community Facilities District 28 New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,335,828

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,170	Ontario, California, Special Tax Bonds, Community Facilities District 30 New Haven Facilities - Area B, Series 2017, 4.000%, 9/01/48	9/24 at 103.00	N/R	$1,257,118
3,530	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/21 at 100.00	N/R	3,557,640
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
55	5.000%, 9/01/21	3/21 at 100.00	N/R	55,225
285	5.300%, 9/01/32	3/21 at 100.00	N/R	286,131
740	5.450%, 9/01/32	3/21 at 100.00	N/R	743,226
1,095	5.500%, 9/01/36	3/21 at 100.00	N/R	1,098,526
1,230	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30 – AMBAC Insured	No Opt. Call	AA-	1,053,409
1,080	Palmdale, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2005, 6.750%, 9/01/35	3/21 at 100.00	N/R	1,082,376
975	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	1,071,086
1,060	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-1, Meritage Homes, Refunding Series 2014B, 5.000%, 9/01/38	9/23 at 100.00	N/R	1,143,274
1,140	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2007-2, Pacific Heritage, Series 2020, 4.000%, 9/01/48	9/27 at 103.00	N/R	1,221,271
	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999:
2,990	0.000%, 8/01/27 – AMBAC Insured	No Opt. Call	A	2,760,458
2,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	2,253,175
1,265	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA+	1,407,616
2,750	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/38 – AMBAC Insured	No Opt. Call	C	2,979,322
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
44,000	0.000%, 7/01/46	7/28 at 41.38	N/R	13,207,041
14,000	0.000%, 7/01/51	7/28 at 30.01	N/R	3,037,580
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1, 4.750%, 7/01/53	7/28 at 100.00	N/R	2,172,860
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
10,605	4.329%, 7/01/40	7/28 at 100.00	N/R	11,336,322
1,000	4.784%, 7/01/58	7/28 at 100.00	N/R	1,088,640
	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015:
1,200	5.000%, 9/01/40	9/25 at 100.00	N/R	1,350,948
1,250	5.000%, 9/01/45	9/25 at 100.00	N/R	1,392,238

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,190	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2018, 4.000%, 9/01/42	9/24 at 103.00	N/R	$1,279,405
3,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	12/20 at 100.00	N/R	3,008,550
	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2018-1 Grantline 208, Series 2019:
410	5.000%, 9/01/44	9/26 at 103.00	N/R	461,176
530	5.000%, 9/01/49	9/26 at 103.00	N/R	593,192
500	Rancho Mirage, California, Special Tax Bonds, Community Facilities District 4A Del Webb Project, Series 2019A, 5.000%, 9/01/44	9/25 at 103.00	N/R	567,415
	Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A:
1,755	0.000%, 7/15/29 – AMBAC Insured	No Opt. Call	A	1,543,926
1,260	0.000%, 7/15/31 – AMBAC Insured	No Opt. Call	A	1,049,517
1,185	Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-1 Liberty Community, Series 2018-1, 5.000%, 9/01/48	9/25 at 103.00	N/R	1,342,380
1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 18.209%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A+	2,208,700
1,295	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	A1	1,229,434
2,115	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	N/R	2,388,639
870	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35	9/22 at 100.00	N/R	923,053
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	701,804
3,410	5.000%, 9/01/42	9/22 at 100.00	N/R	3,601,812
	Riverside County, California, Special Tax Bonds, Community Facilities District 07-2 Clinton Keith, Series 2017:
1,000	5.000%, 9/01/42	9/27 at 100.00	N/R	1,168,050
535	5.000%, 9/01/45	9/27 at 100.00	N/R	619,867
	Riverside Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 32, Series 2020:
415	4.000%, 9/01/45	9/27 at 103.00	N/R	455,579
875	4.000%, 9/01/50	9/27 at 103.00	N/R	956,918
1,065	Riverside, California, Special Tax Bonds, Community Facilities District 2015-1 Orangecrest Grove, Series 2020A, 4.000%, 9/01/49	9/27 at 103.00	N/R	1,163,864
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
1,010	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	Baa2	772,286
1,155	0.000%, 9/01/35 – NPFG Insured	No Opt. Call	Baa2	854,769

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$840	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	$947,394
935	Rohnert Park Community Development Agency, California, Tax Allocation Bonds, Series 1999, 0.000%, 8/01/33	No Opt. Call	Baa2	730,600
3,775	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	4,071,262
1,120	Romoland School District, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2017, 5.000%, 9/01/44	9/27 at 100.00	N/R	1,299,390
820	Romoland School District, California, Special Tax Bonds, Community Facilities District 91-1, Series 2017, 5.000%, 9/01/41	9/27 at 100.00	N/R	957,170
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
1,130	5.000%, 9/01/31	9/26 at 100.00	N/R	1,316,676
1,000	5.000%, 9/01/36	9/26 at 100.00	N/R	1,141,160
2,785	5.500%, 9/01/46	9/26 at 100.00	N/R	3,195,370
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Sierra Vista Villages, Series 2020:
490	4.000%, 9/01/45	9/27 at 103.00	N/R	529,166
650	4.000%, 9/01/50	9/27 at 103.00	N/R	699,465
	Roseville, California, Special Tax Bonds, Community Facilities District 1 SVSP Westpark-Federico, Series 2019:
500	5.000%, 9/01/44	9/26 at 103.00	N/R	563,260
700	5.000%, 9/01/49	9/26 at 103.00	N/R	785,834
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,100	5.000%, 9/01/34	9/24 at 100.00	N/R	1,223,948
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	2,077,438
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,535,100
5,500	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	6,268,680
230	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	254,762
1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100, 18.352%, 12/01/33 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA-	4,058,880
	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
4,295	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	Baa2	3,502,229
4,435	0.000%, 12/01/32 – FGIC Insured	No Opt. Call	Baa2	3,500,767
1,950	Sacramento County, California, Special Tax Bonds, Community Facilities District 2016-2 Florin Vineyard 1, Series 2018, 4.000%, 9/01/48	9/25 at 103.00	N/R	2,112,337
310	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/21 at 100.00	N/R	313,016

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 7, Series 2017-01:
$710	5.000%, 9/01/37, 144A	9/24 at 103.00	N/R	$798,594
1,900	5.000%, 9/01/47, 144A	9/24 at 103.00	N/R	2,113,617
428	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 12/31/26	No Opt. Call	N/R	107,000
455	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	478,528
550	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	619,185
14,815	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44 (UB) (5)	7/27 at 100.00	AA+	15,765,234
935	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	999,066
1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A-	1,399,475
22,610	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	7,463,561
	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2016-1 Treasure Island Improvement Area 1, Series 2020:
775	4.000%, 9/01/42	9/27 at 103.00	N/R	844,680
1,450	4.000%, 9/01/50	9/27 at 103.00	N/R	1,559,069
1,000	San Jacinto Unified School District, California, Community Facilities District 2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46	3/21 at 103.00	N/R	1,028,000
205	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	Baa2	230,992
1,000	South Tahoe Joint Powers Financing Authority, California, Revenue Bonds, South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	1,092,970
5,000	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	AA	5,620,950
1,335	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43	9/24 at 103.00	N/R	1,491,315
	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	1,745,853
500	5.500%, 9/01/33	9/22 at 100.00	N/R	531,740
4,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	4,258,040

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public Improvements-East, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	$2,220,000
4,750	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public Improvements-East, Series 2020, 4.000%, 9/01/50	9/27 at 103.00	N/R	5,000,942
1,055	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	1,143,567
400	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Series 2014, 4.250%, 9/01/44	3/21 at 103.00	N/R	413,708
	Tracy, California, Special Tax Bonds, Community Facilities District 2016-1 Tracy Hills, Improvement Area 1, Series 2019:
1,285	5.000%, 9/01/44	9/25 at 103.00	N/R	1,440,331
1,875	5.000%, 9/01/49	9/25 at 103.00	N/R	2,092,819
605	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%, 9/01/37	9/25 at 100.00	A-	708,092
700	Victor Valley Union High School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	754,936
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C, 5.000%, 10/01/39	10/24 at 100.00	N/R	910,960
100	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	Caa2	100,004
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	12/20 at 100.00	Caa3	1,980,060
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
3,245	6.625%, 10/01/29	12/20 at 100.00	Caa3	3,259,278
1,800	6.750%, 10/01/37	12/20 at 100.00	Caa3	1,807,290
600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A-	631,620
	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015:
350	5.250%, 9/01/35	9/25 at 100.00	N/R	386,516
785	5.250%, 9/01/45	9/25 at 100.00	N/R	855,469
3,640	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	3,949,873
2,805	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40	9/26 at 100.00	N/R	3,150,239
7,760	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	8,752,737
2,155	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refinancing Project, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (5)	8/27 at 100.00	AA	2,421,142
500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A+	519,235

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,445	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017, 5.000%, 9/01/47	9/26 at 100.00	N/R	$1,619,296
1,985	Woodland, California, Special Tax Bonds, Community Facilities District 2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%, 9/01/45	9/26 at 100.00	N/R	2,112,139
290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27 (4)	12/20 at 100.00	N/R	118,900
489,930	Total Tax Obligation/Limited			461,770,003
	Transportation – 12.9%
4,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/49 (UB) (5)	4/27 at 100.00	A1	4,538,440
7,465	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (5)	10/29 at 100.00	A1	7,851,463
16,255	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	17,023,375
5,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	12/20 at 105.00	N/R	4,411,150
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BBB-	3,436,770
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
6,255	0.000%, 1/15/33	No Opt. Call	Baa2	4,477,266
3,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	BBB	2,239,080
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	BBB	3,505,700
1,775	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	BBB	1,959,387
1,030	5.750%, 1/15/46	1/24 at 100.00	Baa2	1,158,369
6,095	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Series 2013B-2, 0.000%, 1/15/53 – AGM Insured (UB) (5)	7/29 at 100.00	A2	6,741,618
8,505	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%, 1/15/53	7/27 at 100.00	Baa2	9,364,600
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
745	6.250%, 10/01/34 (AMT)	10/23 at 100.00	BB+	808,653
500	6.125%, 10/01/43 – AGM Insured (AMT)	10/23 at 100.00	A2	547,650
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
250	5.000%, 7/01/36 (AMT)	7/28 at 100.00	Baa2	299,965
400	5.000%, 7/01/37 (AMT)	7/28 at 100.00	Baa2	478,368
23,890	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (AMT) (UB) (5)	5/26 at 100.00	A+	27,916,421
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT) (UB) (5)	5/28 at 100.00	A+	12,128,200

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$13,800	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, 4.000%, 5/15/49 (AMT) (UB) (5)	5/29 at 100.00	AA-	$15,778,920
5,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 4.000%, 7/01/44 (AMT) (UB) (5)	7/29 at 100.00	A	5,659,950
7,590	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT) (UB) (5)	5/29 at 100.00	A	9,385,035
20,460	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50 (AMT) (UB) (5)	5/29 at 100.00	N/R	23,084,200
1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust 2015-XF1032, 17.053%, 5/01/44, 144A (IF) (5)	5/24 at 100.00	A	1,954,905
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/49	1/25 at 100.00	BBB-	2,218,860
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
2,250	5.000%, 1/15/44	1/25 at 100.00	BBB	2,500,672
1,650	5.000%, 1/15/50	1/25 at 100.00	BBB	1,824,900
50	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/31 – NPFG Insured	No Opt. Call	Baa2	39,375
157,255	Total Transportation			171,333,292
	U.S. Guaranteed – 2.8% (7)
2,320	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA	1,863,865
625	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	635,194
8,750	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (Pre-refunded 11/15/25) (UB) (5)	11/25 at 100.00	A+	10,765,387
1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,005,750
1,215	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,222,083
1,000	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 21.355%, 11/15/49 (Pre-refunded 11/15/24) – AGM Insured, 144A (IF) (5)	11/24 at 100.00	AA	1,905,400
1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	A-	1,098,880
1,040	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,080,446
1,250	Dana Point, California, Special Tax Bonds, Community Facilities District 2006-1 Series 2014, 5.000%, 9/01/45 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R	1,409,138

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	$1,056,201
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2	563,435
1,000	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2	1,133,290
	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2012:
2,530	0.000%, 8/01/23 (Pre-refunded 8/01/22)	8/22 at 93.78	A2	2,357,985
1,600	0.000%, 8/01/25 (Pre-refunded 8/01/22)	8/22 at 82.01	A2	1,304,176
1,050	0.000%, 8/01/28 (Pre-refunded 8/01/22)	8/22 at 66.37	A2	692,612
2,430	0.000%, 8/01/33 (Pre-refunded 8/01/22)	8/22 at 45.44	A2	1,097,510
1,650	0.000%, 8/01/35 (Pre-refunded 8/01/22)	8/22 at 38.78	A2	636,026
1,550	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	1,623,950
500	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011, 5.125%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	501,995
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	345,926
205	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2	230,223
1,250	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40 (Pre-refunded 10/01/23)	10/23 at 100.00	A3	1,462,175
530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	539,227
1,300	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+	1,371,149
500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	532,970
36,115	Total U.S. Guaranteed			36,434,993
	Utilities – 10.3%
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
200	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	210,890
5,000	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	5,244,950
2,000	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	12/20 at 100.00	N/R	2,004,740
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	Baa2	569,070
25	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/28	No Opt. Call	A-	32,751

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$700	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.579%, 11/15/26 (3-Month LIBOR *67% Reference Rate + 1.430% Spread) (8)	No Opt. Call	A-	$713,188
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A:
7,565	5.000%, 7/01/42 (UB) (5)	1/27 at 100.00	AA-	9,250,482
25,000	5.000%, 7/01/47 (UB) (5)	1/27 at 100.00	AA	30,349,500
50	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	BBB+	82,842
4,980	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	Baa2	5,936,459
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
2,535	6.000%, 7/01/38	12/20 at 100.00	CCC	2,573,025
7,335	6.000%, 7/01/44	12/20 at 100.00	CCC	7,445,025
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,000	5.250%, 7/01/24	7/22 at 100.00	CCC	1,047,500
10,100	5.000%, 7/01/33	7/22 at 100.00	CCC	10,478,750
2,800	5.750%, 7/01/37	7/22 at 100.00	CCC	2,940,000
9,000	5.250%, 7/01/42	7/22 at 100.00	CCC	9,360,000
3,000	6.000%, 7/01/47	7/22 at 100.00	CCC	3,157,500
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)	12/20 at 100.00	D	6,020,000
25	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 3.926%, 7/01/30 (4)	12/20 at 100.00	D	18,625
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
1,000	3.957%, 7/01/21 (4)	12/20 at 100.00	D	750,000
1,030	3.844%, 7/01/21 (4)	12/20 at 100.00	D	750,612
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
1,415	3.941%, 7/01/29 (4)	7/22 at 100.00	D	1,054,175
3,385	3.957%, 7/01/42 (4)	7/22 at 100.00	D	2,538,750
2,925	3.961%, 7/01/42 (4)	7/22 at 100.00	D	2,193,750
85	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/20 (4)	No Opt. Call	D	62,475
1,950	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/32 (4)	12/20 at 100.00	D	1,462,500
1,140	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/34 – NPFG Insured	No Opt. Call	D	1,211,843

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
$500	3.978%, 7/01/24 (4)	12/20 at 100.00	D	$376,250
3,000	3.998%, 7/01/27 (4)	12/20 at 100.00	D	2,257,500
1,020	3.978%, 7/01/31 (4)	12/20 at 100.00	D	767,550
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
135	3.957%, 7/01/24 (4)	12/20 at 100.00	D	101,250
200	3.941%, 7/01/27 (4)	12/20 at 100.00	D	149,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
1,445	3.926%, 7/01/25 (4)	12/20 at 100.00	D	1,075,802
95	3.978%, 7/01/26 (4)	12/20 at 100.00	D	71,488
1,000	3.978%, 7/01/35 (4)	12/20 at 100.00	D	752,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
165	3.957%, 7/01/21 (4)	12/20 at 100.00	D	123,750
1,695	3.957%, 7/01/22 (4)	12/20 at 100.00	D	1,271,250
275	3.978%, 7/01/25 (4)	12/20 at 100.00	D	206,938
1,000	3.978%, 7/01/26 (4)	12/20 at 100.00	D	752,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
220	4.143%, 7/01/30 (4)	7/23 at 100.00	D	169,400
4,430	4.102%, 7/01/36 (4)	7/23 at 100.00	D	3,388,950
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
915	3.988%, 7/01/24 (4)	12/20 at 100.00	D	689,681
1,000	5.250%, 7/01/33 (4)	12/20 at 100.00	D	752,500
295	3.999%, 7/01/38 (4)	12/20 at 100.00	D	222,725
2,380	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.036%, 7/01/30 (4)	12/20 at 100.00	D	1,785,000
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (4)	12/20 at 100.00	D	1,485,000
	San Joaquin County, California, Revenue Bonds, CSA County Service Area 31, Refunding Series 2018A:
1,250	5.000%, 8/01/38	8/28 at 100.00	N/R	1,490,637
1,500	5.000%, 8/01/42	8/28 at 100.00	N/R	1,775,685
	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
1,000	5.000%, 11/01/29	No Opt. Call	BBB+	1,296,480
720	5.000%, 11/01/33	No Opt. Call	BBB+	986,328
5,550	1.614%, 11/01/38 (3-Month LIBOR *67% Reference Rate + 1.470% Spread) (8)	No Opt. Call	BBB+	5,063,820
2,319	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A	No Opt. Call	N/R	2,320,591
115	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/22	12/20 at 100.00	Caa3	112,496
136,969	Total Utilities			136,904,473

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 0.8%
$2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (5)	1/27 at 100.00	Aa2	$2,272,640
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 21.793%, 7/01/44, 144A (IF) (5)	7/24 at 100.00	Aa2	3,460,880
5,000	South Coast Water District Financing Authority, California, Revenue Bonds, Series 2020A, 2.500%, 2/01/50 (UB) (5)	2/29 at 100.00	AA+	5,081,800
9,000	Total Water and Sewer			10,815,320
$1,769,266	Total Municipal Bonds (cost $1,541,058,837)			1,666,342,424

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
94,060	American Airlines Group Inc, (9)	$1,329,068
	Total Common Stocks (cost $2,851,418)	1,329,068
	Total Long-Term Investments (cost $1,543,910,255)	1,667,671,492
	Floating Rate Obligations – (28.1)%	(372,002,000)
	Other Assets Less Liabilities – 2.1% (10)	27,685,429
	Net Assets – 100%	$1,323,354,921
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(77)	3/21	$(9,692,780)	$(9,704,406)	$(11,627)	$(2,406)
U.S. Treasury 10-Year Note	Short	(590)	3/21	(81,392,138)	(81,521,407)	(129,268)	9,219
Total				$(91,084,918)	$(91,225,813)	$(140,895)	$6,813

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,666,342,424	$ —	$1,666,342,424
Common Stocks	1,329,068	—	—	1,329,068
Investments in Derivatives:
Futures Contracts*	(140,895)	—	—	(140,895)
Total	$1,188,173	$1,666,342,424	$ —	$1,667,530,597

*	Represents net unrealized appreciation (depreciation).

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(9)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen California Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.1%
	MUNICIPAL BONDS – 98.1%
	Consumer Staples – 1.7%
$370	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	$421,356
25,520	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	26,457,095
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
9,835	5.375%, 6/01/38	12/20 at 100.00	B-	9,876,602
1,855	5.500%, 6/01/45	12/20 at 100.00	B-	1,866,037
37,580	Total Consumer Staples			38,621,090
	Education and Civic Organizations – 5.1%
5,000	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015, 5.000%, 4/01/40	4/25 at 100.00	A2	5,751,450
3,915	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	AA	4,652,273
7,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2007, 5.000%, 3/15/39	No Opt. Call	AAA	10,760,120
3,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Refunding Series 2015, 5.000%, 11/01/36	11/25 at 100.00	A2	3,527,280
	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family Museum, Refunding Series 2016:
250	5.000%, 2/01/30	2/26 at 100.00	A+	293,553
250	5.000%, 2/01/31	2/26 at 100.00	A+	292,943
1,500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33	8/23 at 100.00	BB	1,655,880
4,250	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 5.250%, 8/01/42	8/22 at 100.00	BB	4,350,300
1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	1,225,429
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
630	6.750%, 10/01/28	12/20 at 100.00	N/R	631,550
1,500	7.000%, 10/01/39	12/20 at 100.00	N/R	1,503,195
625	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22, 144A (4)	No Opt. Call	N/R	630,612
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35 (4)	1/25 at 100.00	N/R	1,239,351

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,245	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/34	7/24 at 100.00	BBB-	$1,335,785
1,040	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/40, 144A	8/25 at 100.00	BBB	1,184,633
500	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/46, 144A	8/25 at 100.00	BBB	564,755
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
410	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	436,925
500	5.000%, 6/01/51, 144A	6/26 at 100.00	N/R	531,555
375	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A	5/27 at 100.00	N/R	412,012
285	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/36, 144A	6/25 at 100.00	N/R	308,815
500	California School Finance Authority, Charter School Revenue Bonds, Summit Public Schools ? Obligated Group, Series 2017, 5.000%, 6/01/47, 144A	6/27 at 100.00	Baa3	567,345
750	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	842,040
830	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	931,467
5,235	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.250%, 7/01/52	7/25 at 101.00	BBB	5,949,892
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013:
2,000	6.900%, 7/01/43	7/23 at 100.00	BB+	2,210,600
4,040	7.000%, 7/01/48	7/23 at 100.00	BB+	4,470,098
500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	12/20 at 100.00	Aa3	502,000
2,650	California State University, Systemwide Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/35	11/25 at 100.00	Aa2	3,192,640
5,000	California State University, Systemwide Revenue Bonds, Series 2020C, 4.000%, 11/01/45	11/30 at 100.00	Aa2	6,065,000
1,115	San Diego County, California, Limited Revenue Obligations, Sanford Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%, 11/01/28	11/25 at 100.00	A1	1,358,371
14,740	University of California, General Revenue Bonds, Series 2018AZ, 5.000%, 5/15/48	5/28 at 100.00	AA	18,365,156
	University of California, General Revenue Bonds, Series 2020BE:
4,600	5.000%, 5/15/41	5/30 at 100.00	AA	6,002,448
5,000	5.000%, 5/15/42	5/30 at 100.00	AA	6,492,950
15,000	4.000%, 5/15/47	5/30 at 100.00	AA	18,068,550
96,635	Total Education and Civic Organizations			116,306,973
	Financials – 0.0%
7	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007A Sr. Bond, 0.000%, 8/01/47	No Opt. Call	N/R	1,964

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 8.8%
$7,780	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	A+	$9,244,352
10,065	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A+	12,162,345
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A:
1,500	5.000%, 11/15/35	11/27 at 100.00	A+	1,891,530
14,805	5.000%, 11/15/48	11/27 at 100.00	A+	17,890,066
455	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/32	11/25 at 100.00	Aa3	545,704
1,000	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29	11/22 at 100.00	BBB+	1,069,150
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
3,000	5.000%, 8/15/42	8/27 at 100.00	BBB+	3,511,560
3,000	5.000%, 8/15/47	8/27 at 100.00	BBB+	3,484,710
46,160	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, 4.000%, 4/01/49	4/30 at 100.00	BBB+	52,446,992
3,940	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	4,449,600
830	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	924,852
1,825	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	2,091,523
6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	AA	6,178,560
250	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	287,858
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,810	5.250%, 11/01/36	11/26 at 100.00	BBB-	2,101,844
10,310	5.250%, 11/01/47	11/26 at 100.00	BBB-	11,749,482
5,000	5.000%, 11/01/47	11/26 at 100.00	BBB-	5,586,650
2,000	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	2,233,100
2,500	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/46	10/26 at 100.00	A-	2,835,025
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
5,295	5.250%, 12/01/34	12/24 at 100.00	BB	5,856,905
6,000	5.250%, 12/01/44	12/24 at 100.00	BB	6,523,200

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$2,400	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	$2,658,360
5,000	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	5,485,750
9,250	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	10,310,512
8,400	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB	9,676,464
	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A:
1,305	5.000%, 3/01/35	3/26 at 100.00	A+	1,551,410
1,000	5.000%, 3/01/45	3/26 at 100.00	A+	1,163,310
5,005	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48	3/28 at 100.00	A+	6,022,016
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
100	5.000%, 8/15/46	8/26 at 100.00	A+	116,193
235	5.000%, 8/15/51	8/26 at 100.00	A+	271,975
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,090	5.750%, 7/01/24 (4)	12/20 at 100.00	N/R	1,003,257
1,254	5.750%, 7/01/30 (4)	12/20 at 100.00	N/R	1,153,504
82	5.750%, 7/01/35 (4)	12/20 at 100.00	N/R	75,123
1,180	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (4)	12/20 at 100.00	N/R	1,085,651
3,390	Kaweah Delta Health Care District, California, Revenue Bonds, Series 2015B, 5.000%, 6/01/40	6/25 at 100.00	A3	3,829,107
1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	B+	1,338,938
1,630	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB	1,845,698
176,181	Total Health Care			200,652,276
	Housing/Multifamily – 2.9%
12,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	13,584,360
3,375	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	3,747,735
21,320	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	23,912,086
1,591	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	1,825,029
11,667	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	13,014,213

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
$170	5.250%, 8/15/39	8/24 at 100.00	BBB+	$187,952
455	5.250%, 8/15/49	8/24 at 100.00	BBB+	499,308
1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	A-	1,665,257
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	1,068,250
3,585	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (AMT)	12/20 at 100.00	N/R	3,589,015
1,215	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	1,333,462
425	San Jose, California, Multifamily Housing Senior Lien Revenue Bonds, Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 – AMBAC Insured (AMT)	12/20 at 100.00	N/R	425,867
58,383	Total Housing/Multifamily			64,852,534
	Long-Term Care – 0.1%
1,275	California Health Facilities Financing Authority, Revenue Bonds, Northern California Presbyterian Homes & Services Inc, Refunding Series 2015, 5.000%, 7/01/44	7/25 at 100.00	AA	1,489,289
	Tax Obligation/General – 18.1%
1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	957,040
4,475	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Election 2014 Series 2019C, 3.000%, 8/01/42	8/27 at 100.00	AA	4,830,136
4,000	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2013A, 6.000%, 8/01/39	8/23 at 100.00	A1	4,514,640
2,585	Anaheim Union High School District, Orange County, California, General Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40	8/27 at 100.00	AAA	2,787,095
8,310	Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 5.250%, 8/01/42	2/27 at 100.00	AA	10,196,370
5,570	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/42 (5)	5/40 at 100.00	Aa3	5,421,281
3,565	California State, General Obligation Bonds, Refunding Various Purpose Series 2016, 5.000%, 9/01/32	9/26 at 100.00	Aa2	4,391,688
1,205	California State, General Obligation Bonds, Various Purpose Refunding Series 2014, 5.000%, 8/01/33	8/24 at 100.00	Aa2	1,394,547
21,830	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/33	2/25 at 100.00	Aa2	25,720,979
6,725	California State, General Obligation Bonds, Various Purpose Refunding Series 2016, 5.000%, 9/01/34	9/26 at 100.00	Aa2	8,254,736
2,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	Aa2	2,080,860

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	California State, General Obligation Bonds, Various Purpose Series 2013:
$5,860	5.000%, 2/01/38	2/23 at 100.00	Aa2	$6,420,919
1,430	5.000%, 2/01/43	2/23 at 100.00	Aa2	1,563,962
	California State, General Obligation Bonds, Various Purpose Series 2014:
1,940	5.000%, 10/01/37	10/24 at 100.00	Aa2	2,247,606
2,470	5.000%, 5/01/44	5/24 at 100.00	Aa2	2,801,029
	California State, General Obligation Bonds, Various Purpose Series 2015:
3,000	5.000%, 3/01/45	3/25 at 100.00	Aa2	3,490,230
3,000	5.000%, 8/01/45	8/25 at 100.00	Aa2	3,535,980
4,375	California State, General Obligation Bonds, Various Purpose Series 2016, 5.000%, 9/01/46	9/26 at 100.00	Aa2	5,250,744
7,200	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	Aa2	8,620,992
18,340	California State, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 10/01/47	4/26 at 100.00	Aa2	21,731,800
5,230	California State, General Obligation Bonds, Various Purpose Series 2018 Bid Group A/B, 5.000%, 10/01/48	10/28 at 100.00	Aa2	6,610,197
	California State, General Obligation Bonds, Various Purpose Series 2019:
3,725	5.000%, 4/01/30	4/29 at 100.00	Aa2	4,982,150
6,580	5.000%, 4/01/32	4/29 at 100.00	Aa2	8,713,631
5,000	5.000%, 4/01/33	4/29 at 100.00	Aa2	6,585,650
5,000	5.000%, 4/01/45	4/29 at 100.00	Aa2	6,364,250
	California State, General Obligation Bonds, Various Purpose Series 2020:
5,750	4.000%, 11/01/41	11/25 at 100.00	Aa2	6,558,623
5,895	4.000%, 3/01/50	3/30 at 100.00	Aa2	7,066,985
2,880	Claremont Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2018, 5.000%, 8/01/48	8/28 at 100.00	Aa2	3,620,621
2,500	Coast Community College District, Orange County, California, General Obligation Bonds, Election of 2012, Series 2019F, 3.000%, 8/01/38	2/29 at 100.00	AA+	2,756,625
9,500	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B, 4.000%, 8/01/50	8/29 at 100.00	Aa2	11,254,935
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	Baa2	348,627
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	Baa2	394,052
7,000	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2017A, 4.000%, 8/01/47	8/27 at 100.00	AAA	8,068,900
30	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	12/20 at 100.00	Aa2	30,128
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%, 7/01/38	1/28 at 100.00	AA+	6,263,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$12,500	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Measure Q Series 2020C, 4.000%, 7/01/39	7/30 at 100.00	AA+	$15,207,500
100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	108,489
10,050	Manhattan Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Measure EE Series 2018A, 4.000%, 9/01/46	9/28 at 100.00	Aa1	11,846,538
	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A:
7,400	5.000%, 8/01/44	8/29 at 100.00	Aa1	9,601,648
2,600	4.000%, 8/01/49	8/29 at 100.00	Aa1	3,088,982
4,000	Ontario-Montclair School District, San Bernardino County, California, General Obligation Bonds, Election of 2016, Series 2019B, 4.000%, 8/01/48	8/27 at 100.00	Aa2	4,606,320
2,745	Palomar Community College District, San Diego County, California, General Obligation Bonds, Election 2006 Series 2017D, 4.000%, 8/01/46	8/27 at 100.00	AA	3,166,962
9,440	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45 (5)	2/33 at 100.00	Aa3	12,786,103
7,000	Pittsburg Unified School District Financing Authority, Contra Costa County, California, General Obligation Bonds, Pittsburg Unified School District Bond Program, Series 2019, 5.000%, 9/01/47 – AGM Insured	9/28 at 100.00	AA	8,792,350
7,345	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Election of 2014, Series 2018C, 5.000%, 8/01/47	8/26 at 100.00	AAA	8,847,934
5,000	Redwood City School District, San Mateo County, California, General Obligation Bonds, Election 2015 Series 2018, 5.250%, 8/01/44	8/28 at 100.00	AAA	6,411,100
1,935	San Benito High School District, San Benito and Santa Clara Counties, California, General Obligation Bonds, 2016 Election Series 2017, 5.250%, 8/01/42	8/27 at 100.00	Aa3	2,422,252
5,000	San Bernardino Community College District, California, General Obligation Bonds, Election 2018 Series 2019A, 4.000%, 8/01/49	8/27 at 100.00	Aa1	5,752,050
2,000	San Diego Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AAA	2,437,360
12,695	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2017A-1, 5.000%, 8/01/47	8/27 at 100.00	AAA	15,769,221
	San Jose, California, General Obligation Bonds, Disaster Preparedness, Public Safety & Infrastructure, Series 2019A-1:
10,000	5.000%, 9/01/45	3/29 at 100.00	AA+	12,816,400
15,820	5.000%, 9/01/47	3/29 at 100.00	AA+	20,229,509
15,400	5.000%, 9/01/49	3/29 at 100.00	AA+	19,646,242
1,535	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 – AGC Insured (5)	8/28 at 100.00	AA	1,513,126
10,280	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45	9/28 at 100.00	AAA	13,069,478
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2018A, 5.000%, 8/01/43	8/28 at 100.00	AA+	6,306,050
1,740	Sonoma County Junior College District, California, General Obligation Bonds, Election 2014 Series 2019B, 3.000%, 8/01/41	8/29 at 100.00	AA	1,907,666

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,345	Temecula Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2012 Series 2018C, 5.250%, 8/01/44	2/26 at 100.00	Aa3	$2,827,085
2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	2,548,820
645	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40	8/24 at 100.00	A1	729,682
1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	AA-	1,321,661
5,100	Whittier City School District, Los Angeles County, California, General Obligation Bonds, 2012 Election Series 2018C, 5.250%, 8/01/46	8/27 at 100.00	Aa3	6,340,677
3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)	No Opt. Call	Aa2	3,687,320
1,700	Yosemite Community College District, California, General Obligation Bonds, Refunding Series 2015, 5.000%, 8/01/32	8/25 at 100.00	Aa2	2,030,242
339,610	Total Tax Obligation/General			411,650,525
	Tax Obligation/Limited – 15.2%
995	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,130,400
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	12/20 at 100.00	N/R	1,665,443
1,910	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	12/20 at 100.00	AA	1,917,048
2,725	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	AA+	1,854,281
	California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers? Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019:
1,800	5.000%, 8/01/33	8/29 at 100.00	AA	2,332,494
650	5.000%, 8/01/34	8/29 at 100.00	AA	840,300
2,395	5.000%, 8/01/36	8/29 at 100.00	AA	3,077,072
1,100	5.000%, 8/01/37	8/29 at 100.00	AA	1,409,144
1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/20 at 100.00	AA+	1,967,624
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	Aa3	2,306,340
	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B:
5,120	5.000%, 10/01/32	10/24 at 100.00	Aa3	5,959,219
2,600	5.000%, 10/01/33	10/24 at 100.00	Aa3	3,021,876
3,820	5.000%, 10/01/34	10/24 at 100.00	Aa3	4,436,701
2,000	5.000%, 10/01/39	10/24 at 100.00	Aa3	2,312,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	3/23 at 100.00	Aa3	$1,101,230
720	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	706,313
	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013:
1,915	5.500%, 9/01/27	9/23 at 100.00	AA-	2,166,229
2,165	5.500%, 9/01/29	9/23 at 100.00	AA-	2,438,678
1,520	5.500%, 9/01/30	9/23 at 100.00	AA-	1,708,830
660	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	12/20 at 100.00	N/R	662,132
1,425	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.000%, 8/01/25	12/20 at 100.00	N/R	1,429,603
3,200	Dublin, California, Special Tax Bonds, Community Facilities District 2015-1 Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/39	9/26 at 103.00	N/R	3,702,944
1,500	Elk Grove Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/38 – BAM Insured	9/25 at 100.00	AA	1,746,795
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
38,300	5.000%, 6/01/40	6/25 at 100.00	Aa3	44,587,711
22,330	5.000%, 6/01/45	6/25 at 100.00	Aa3	25,802,985
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
7,500	5.000%, 11/15/28	11/25 at 100.00	BB	8,589,525
6,375	5.000%, 11/15/29	11/25 at 100.00	BB	7,276,489
3,725	5.000%, 11/15/39	11/25 at 100.00	BB	4,171,553
1,660	Highland, California, Special Tax Bonds, Communitiy Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	A	1,723,097
1,000	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 5.375%, 9/01/33	9/23 at 100.00	N/R	1,099,000
595	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	675,968
1,090	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015, 5.000%, 9/02/42	9/25 at 100.00	N/R	1,246,110
	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
500	5.000%, 9/01/39	9/24 at 100.00	N/R	562,715
750	5.000%, 9/01/44	9/24 at 100.00	N/R	839,092
1,330	Irwindale Community Redevelopment Agency, California, Tax Allocation Bonds, City Industrial Development Project, Refunding Series 2006, 5.250%, 7/15/21 – AGM Insured	No Opt. Call	AA	1,353,474
3,260	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014, 5.000%, 9/01/43	9/24 at 100.00	N/R	3,594,346

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$150	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/23	No Opt. Call	A+	$168,400
790	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	873,787
1,620	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,826,890
	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013:
1,000	6.000%, 9/01/38	9/23 at 100.00	N/R	1,102,870
1,750	6.000%, 9/01/43	9/23 at 100.00	N/R	1,928,412
1,440	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Area Sheriff's Facilities Projects, Refunding Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/20 at 100.00	AA	1,445,285
1,120	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Fire Protection Facilities Project, Refunding Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/20 at 100.00	AA	1,124,110
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,129,220
1,800	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Refunding Junior Subordinate Green Series 2020A, 4.000%, 6/01/35	6/30 at 100.00	AA	2,251,080
1,875	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	AAA	2,295,731
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A:
15,075	5.000%, 7/01/39	7/27 at 100.00	AAA	18,799,882
5,075	5.000%, 7/01/42	7/27 at 100.00	AAA	6,287,874
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2019E-1:
8,000	5.000%, 12/01/44	12/29 at 100.00	AA+	10,276,560
3,495	5.000%, 12/01/49	12/29 at 100.00	AA+	4,458,152
	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
435	5.000%, 9/01/23	No Opt. Call	N/R	481,171
760	5.000%, 9/01/33 – BAM Insured	9/25 at 100.00	AA	869,349
1,600	5.000%, 9/01/35 – BAM Insured	9/25 at 100.00	AA	1,824,736
115	5.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	130,891
1,455	Modesto, California, Speical Tax Bonds, Community Faclities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28	9/24 at 100.00	BBB+	1,665,058

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Subordinated Series 2015-TE:
$3,250	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	$3,812,965
3,215	5.000%, 9/01/36 – AGM Insured	9/25 at 100.00	AA	3,764,315
255	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	289,139
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
2,645	5.250%, 9/01/30	9/23 at 100.00	N/R	2,908,627
2,365	5.750%, 9/01/39	9/23 at 100.00	N/R	2,598,071
395	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	435,239
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,940	0.000%, 7/01/33	7/28 at 86.06	N/R	4,899,085
71,915	0.000%, 7/01/46	7/28 at 41.38	N/R	21,586,006
22,681	5.000%, 7/01/58	7/28 at 100.00	N/R	25,016,463
	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014:
1,600	5.000%, 9/01/30	9/24 at 100.00	AA+	1,846,272
2,800	5.000%, 9/01/31	9/24 at 100.00	AA+	3,227,952
2,400	5.000%, 9/01/32	9/24 at 100.00	AA+	2,760,816
410	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	3/21 at 100.00	N/R	414,223
100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	105,191
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
1,000	5.000%, 9/01/28	9/25 at 100.00	N/R	1,166,780
1,000	5.000%, 9/01/29	9/25 at 100.00	N/R	1,161,490
1,000	5.000%, 9/01/30	9/25 at 100.00	N/R	1,153,310
6,960	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AA	8,499,413
	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2020:
2,445	4.000%, 10/01/39	10/30 at 100.00	AA	2,968,401
2,000	4.000%, 10/01/47	10/30 at 100.00	AA	2,379,020
200	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	225,736
5,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	AAA	5,998,700

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44	7/27 at 100.00	AA+	$2,128,280
420	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	448,778
1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA	1,993,201
4,000	San Francisco City and County, California, Certificates of Participation, 49 South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/35	4/27 at 100.00	AA+	4,677,440
180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	183,469
2,235	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43	9/25 at 103.00	N/R	2,493,075
105	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	114,841
3,120	Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A, 5.000%, 10/01/45	4/30 at 100.00	A-	3,898,471
	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A:
1,000	5.000%, 9/01/34	9/25 at 100.00	A-	1,177,280
1,715	5.000%, 9/01/35	9/25 at 100.00	A-	2,015,537
395	5.000%, 9/01/37	9/25 at 100.00	A-	462,308
	Tustin, California,Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
50	5.000%, 9/01/40	9/25 at 100.00	N/R	56,724
100	5.000%, 9/01/45	9/25 at 100.00	N/R	112,622
25	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	12/20 at 100.00	Baa2	25,527
	Vista Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, California, Vista Redevelopment Project, Series 2011:
7,600	6.000%, 9/01/33	9/21 at 100.00	AA-	7,884,240
7,920	6.125%, 9/01/37	9/21 at 100.00	AA-	8,221,435
1,540	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/45	11/21 at 100.00	A+	1,597,303
356,741	Total Tax Obligation/Limited			345,062,164
	Transportation – 14.6%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
2,000	5.000%, 10/01/34	10/26 at 100.00	BBB+	2,348,660
2,570	5.000%, 10/01/37	10/26 at 100.00	BBB+	2,996,774
50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	59,418

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$8,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44	4/29 at 100.00	AA-	$10,115,840
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
6,750	5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB-	7,920,045
8,595	4.000%, 12/31/47 (AMT)	6/28 at 100.00	A2	9,347,578
4,075	5.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB-	4,754,791
2,120	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	2,220,212
3,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BBB+	4,332,712
8,335	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 5.750%, 1/15/46	1/24 at 100.00	A-	9,373,791
	Long Beach, California, Harbor Revenue Bonds, Series 2015D:
1,000	5.000%, 5/15/33	5/25 at 100.00	AA	1,170,150
2,785	5.000%, 5/15/34	5/25 at 100.00	AA	3,253,688
5,120	Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%, 5/15/44	5/29 at 100.00	Aa2	6,385,101
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Private Activity/AMT Subordinate Series 2019A:
1,700	5.000%, 5/15/36 (AMT)	5/29 at 100.00	Aa3	2,142,289
4,800	5.000%, 5/15/37 (AMT)	5/29 at 100.00	Aa3	6,030,624
1,325	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2018B, 5.000%, 5/15/32 (AMT)	5/28 at 100.00	Aa2	1,661,020
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015A, 4.750%, 5/15/40 (AMT)	5/25 at 100.00	Aa2	11,372,000
3,135	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/35 (AMT)	5/25 at 100.00	Aa2	3,639,798
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015E:
250	5.000%, 5/15/32	5/25 at 100.00	Aa2	293,932
600	5.000%, 5/15/33	5/25 at 100.00	Aa2	703,716
1,305	5.000%, 5/15/35	5/25 at 100.00	Aa2	1,527,476
355	5.000%, 5/15/41	5/25 at 100.00	Aa2	412,329
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2020C, 5.000%, 5/15/40 (AMT)	5/30 at 100.00	Aa2	12,765,800
2,255	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46 (AMT)	5/26 at 100.00	Aa3	2,619,363
15,650	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A, 5.000%, 5/15/47 (AMT)	5/27 at 100.00	Aa3	18,537,738

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A:
$10,800	5.000%, 5/15/44 (AMT)	5/28 at 100.00	Aa3	$13,098,456
6,995	5.250%, 5/15/48 (AMT)	5/28 at 100.00	Aa3	8,556,494
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C:
1,935	5.000%, 5/15/36 (AMT)	11/27 at 100.00	Aa3	2,368,440
1,800	5.000%, 5/15/38 (AMT)	11/27 at 100.00	Aa3	2,192,814
12,665	5.000%, 5/15/44 (AMT)	11/27 at 100.00	Aa3	15,236,882
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019D:
3,585	5.000%, 5/15/32 (AMT)	11/28 at 100.00	Aa3	4,539,506
1,025	5.000%, 5/15/34 (AMT)	11/28 at 100.00	Aa3	1,288,169
2,000	5.000%, 5/15/35 (AMT)	11/28 at 100.00	Aa3	2,507,900
2,500	5.000%, 5/15/36 (AMT)	11/28 at 100.00	Aa3	3,125,000
2,765	5.000%, 5/15/39 (AMT)	11/28 at 100.00	Aa3	3,430,757
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F:
5,675	5.000%, 5/15/34 (AMT)	5/29 at 100.00	Aa3	7,192,098
5,000	5.000%, 5/15/36 (AMT)	5/29 at 100.00	Aa3	6,300,850
	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A:
3,500	5.750%, 6/01/44	6/23 at 100.00	A	3,808,070
8,250	5.750%, 6/01/48	6/23 at 100.00	A	8,957,767
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A:
4,500	5.000%, 7/01/44	7/29 at 100.00	A+	5,641,605
3,500	5.000%, 7/01/49	7/29 at 100.00	A+	4,355,645
5,340	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	A+	6,527,135
2,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A1	2,766,647
6,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A1	7,664,345
13,070	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A1	15,153,227
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A:
10,000	5.250%, 5/01/42 (AMT)	5/27 at 100.00	A1	12,037,500
10,955	5.000%, 5/01/47 (AMT)	5/27 at 100.00	A	12,958,122

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D:
$5,000	5.250%, 5/01/48 (AMT)	5/28 at 100.00	A1	$6,114,800
5,000	5.000%, 5/01/48 (AMT)	5/28 at 100.00	A1	6,017,600
5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018E, 5.000%, 5/01/48	5/28 at 100.00	A1	6,110,000
12,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A1	15,456,250
9,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50 (AMT)	5/29 at 100.00	A1	11,399,289
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
4,000	5.250%, 1/15/44	1/25 at 100.00	BBB+	4,454,760
6,000	5.250%, 1/15/49	1/25 at 100.00	BBB+	6,656,580
278,015	Total Transportation			331,901,553
	U.S. Guaranteed – 5.1% (6)
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A:
1,810	7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	1,839,937
2,000	7.250%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	2,034,320
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	1,043,900
2,665	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2011A, 0.000%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 36.61	AA-	973,764
2,430	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43 (Pre-refunded 8/15/25)	8/25 at 100.00	A+	2,961,660
5,360	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46 (Pre-refunded 11/15/26)	11/26 at 100.00	N/R	6,819,796
10,845	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41 (Pre-refunded 11/15/25)	11/25 at 100.00	A+	13,342,929
	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2012D:
3,000	5.000%, 9/01/33 (Pre-refunded 9/01/22)	9/22 at 100.00	A+	3,251,040
4,000	5.000%, 9/01/34 (Pre-refunded 9/01/22)	9/22 at 100.00	A+	4,334,720
2,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R	2,057,720
1,700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,766,113
500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 6.800%, 8/01/39 (Pre-refunded 8/01/27) – AGM Insured	8/27 at 100.00	AA	706,595

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	$1,130,882
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2012:
11,200	0.000%, 8/01/40 (Pre-refunded 8/01/22)	8/22 at 36.36	Aa3	4,050,928
19,700	0.000%, 8/01/41 (Pre-refunded 8/01/22)	8/22 at 34.18	Aa3	6,698,591
8,415	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 6.000%, 1/15/53 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	9,917,582
1,310	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 (AMT) (ETM)	No Opt. Call	Baa2	1,357,671
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
2,040	5.250%, 1/01/27 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	2,048,344
515	5.125%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	517,055
1,260	5.200%, 1/01/34 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,265,103
4,125	5.250%, 1/01/35 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	4,141,871
275	5.250%, 1/01/37 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	276,125
4,580	5.250%, 1/01/42 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	4,598,732
	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	651,131
3,455	7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A	3,610,233
10,000	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election of 2005, Series 2011, 0.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 24.49	Aaa	2,445,400
4,000	Pittsburg Unified School District Financing Authority, Contra Costa County, California, General Obligation Bonds, Pittsburg Unified School District Bond Program, Series 2011, 0.000%, 9/01/38 (Pre-refunded 9/01/21) – AGM Insured	9/21 at 27.77	AA	1,109,000
1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	1,088,033
1,115	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Series 2013, 5.500%, 9/01/39 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R	1,273,832
6,470	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39 (Pre-refunded 6/01/23)	6/23 at 100.00	AA+	7,286,967
3,125	Rosemead School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2013B, 5.850%, 8/01/43 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	3,590,219
2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009-1, 6.000%, 7/01/33 (Pre-refunded 7/01/24)	7/24 at 100.00	Aa2	2,409,660
1,185	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	1,197,810
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
80	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	80,877
105	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	106,151

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$1,000	San Lorenzo Unified School District, Alameda County, California, General Obligation Bonds, Election of 2008 Series 2011B, 6.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A+	$1,038,590
2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	2,175,053
3,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26 (Pre-refunded 2/01/21)	2/21 at 100.00	A	3,536,400
500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	521,475
1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	1,245,568
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	A+	1,077,489
240	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	254,707
3,040	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB	3,054,136
1,395	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2007 Measure S, Series 2014C, 5.000%, 8/01/39 (Pre-refunded 8/01/24)	8/24 at 100.00	Aa1	1,635,400
320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	334,845
139,400	Total U.S. Guaranteed			116,858,354
	Utilities – 26.5%
3,460	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2020BB, 5.000%, 12/01/34	12/30 at 100.00	AAA	4,814,555
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
8,500	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	BBB	8,962,825
21,560	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	22,616,224
3,565	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	BBB	4,201,959
2,750	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Refunding Series 2006D, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	2,920,170
10,725	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	11,388,663
225	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	12/20 at 100.00	AA	225,905
405	Compton, California, Sewer Revenue Bonds, Refunding Series 1998, 5.375%, 9/01/23 – NPFG Insured	12/20 at 100.00	Baa2	406,762

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$9,315	Contra Costa Water District, Contra Costa County, California, Water Revenue Bonds, Refunding Series 2019V, 5.000%, 10/01/49	10/29 at 100.00	AA+	$12,070,470
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A:
8,750	5.000%, 6/01/42	6/27 at 100.00	AAA	10,904,337
8,300	5.000%, 6/01/45	6/27 at 100.00	AAA	10,284,447
15,265	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2019A, 5.000%, 6/01/44	6/29 at 100.00	AAA	19,890,448
5,695	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/37	6/25 at 100.00	AAA	6,760,591
1,500	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40	7/25 at 100.00	AA+	1,787,145
6,000	Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water District Series 2016, 5.000%, 3/01/41	9/26 at 100.00	AAA	7,282,380
4,000	Livermore Valley Water Financing Authority, California, Water Revenue Bonds, Series 2018A, 5.000%, 7/01/47	7/27 at 100.00	AA+	4,839,120
1,985	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014D, 5.000%, 7/01/44	7/24 at 100.00	Aa2	2,271,257
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016A:
3,300	5.000%, 7/01/40	1/26 at 100.00	Aa2	3,957,822
6,445	5.000%, 7/01/46	1/26 at 100.00	Aa2	7,655,758
4,165	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B, 5.000%, 7/01/37	1/26 at 100.00	Aa2	5,022,782
29,905	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42	1/27 at 100.00	Aa2	36,567,834
40,800	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	Aa2	50,217,456
7,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	Aa2	8,877,750
15,435	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D, 5.000%, 7/01/38	7/28 at 100.00	Aa2	19,856,356
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A:
8,000	5.000%, 7/01/45	1/29 at 100.00	Aa2	10,248,960
5,000	5.250%, 7/01/49	1/29 at 100.00	Aa2	6,492,950
9,555	5.000%, 7/01/49	1/29 at 100.00	Aa2	12,183,676
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019C, 5.000%, 7/01/49	7/29 at 100.00	AA-	6,455,750
10,030	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2020B, 5.000%, 7/01/40	7/30 at 100.00	Aa2	13,395,968

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Refunding Series 2016B:
$3,460	5.000%, 7/01/33	1/26 at 100.00	AA+	$4,211,097
4,955	5.000%, 7/01/35	1/26 at 100.00	AA+	6,008,483
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
10,545	5.000%, 7/01/44	1/27 at 100.00	AA+	12,883,565
5,000	5.250%, 7/01/44	1/27 at 100.00	AA+	6,198,450
3,445	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	AA+	4,361,783
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020A:
4,750	5.000%, 7/01/41	7/30 at 100.00	Aa2	6,348,375
14,055	5.000%, 7/01/50	7/30 at 100.00	Aa2	18,478,671
10,000	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015C, 5.000%, 6/01/45	6/25 at 100.00	AA+	11,721,100
	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
10,000	5.000%, 6/01/43	6/28 at 100.00	AA	12,667,900
1,300	5.000%, 6/01/48	6/28 at 100.00	AA	1,634,035
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A:
5,000	5.000%, 6/01/31	6/25 at 100.00	AA+	5,999,350
5,000	5.000%, 6/01/32	6/25 at 100.00	AA+	5,987,050
2,600	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A, 5.000%, 6/01/35	6/23 at 100.00	AA	2,877,498
	Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series 2020C:
2,600	5.000%, 7/01/38	7/30 at 100.00	AAA	3,523,078
7,000	5.000%, 7/01/39	7/30 at 100.00	AAA	9,462,670
16,505	5.000%, 7/01/40	7/30 at 100.00	AAA	22,256,002
	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2020A:
4,550	5.000%, 10/01/45	10/29 at 100.00	AAA	5,959,726
24,365	5.000%, 10/01/49	10/29 at 100.00	AAA	31,855,045
5,000	Moulton Niguel Water District, California, Certificates of Participation, Series 2019, 3.000%, 9/01/44	3/29 at 100.00	AAA	5,460,750
500	Northern California Energy Authority, California, Commodity Supply Revenue Bonds, Series 2018A, 4.000%, 7/01/49 (Mandatory Put 7/01/24)	No Opt. Call	A	558,420
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
2,205	6.000%, 7/01/38	12/20 at 100.00	CCC	2,238,075
1,775	6.000%, 7/01/44	12/20 at 100.00	CCC	1,801,625

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$2,760	4.250%, 7/01/25	7/22 at 100.00	CCC	$2,818,650
740	5.500%, 7/01/28	7/22 at 100.00	CCC	776,075
2,745	5.750%, 7/01/37	7/22 at 100.00	CCC	2,882,250
6,000	5.250%, 7/01/42	7/22 at 100.00	CCC	6,240,000
2,250	6.000%, 7/01/47	7/22 at 100.00	CCC	2,368,125
5,645	Riverside, California, Electric Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/48	4/29 at 100.00	AA-	7,173,553
16,520	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Sacramento Regional County Sanitation District, Series 2020A, 5.000%, 12/01/45	12/30 at 100.00	AA	22,025,951
6,750	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 5/15/39	5/26 at 100.00	AA+	8,250,592
	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B:
7,330	5.000%, 8/01/32	8/26 at 100.00	Aa3	9,110,970
12,735	5.000%, 8/01/39	8/26 at 100.00	Aa3	15,551,345
6,640	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, WSIP Green Series 2020A, 5.000%, 11/01/45	11/30 at 100.00	Aa2	8,780,006
2,555	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series 2020A, 5.000%, 6/01/50	6/30 at 100.00	Aa1	3,329,369
	Upper Santa Clara Valley Joint Powers Authority, California, Revenue Bonds, Series 2020A:
3,000	4.000%, 8/01/45	8/25 at 100.00	AA	3,392,520
6,985	4.000%, 8/01/50	8/25 at 100.00	AA	7,870,139
	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2020A:
2,900	5.000%, 10/01/39	10/30 at 100.00	AA+	3,898,615
2,500	5.000%, 10/01/40	10/30 at 100.00	AA+	3,343,475
489,300	Total Utilities			602,864,703
$1,973,127	Total Long-Term Investments (cost $2,052,922,429)			2,230,261,425
	Other Assets Less Liabilities – 1.9%			43,687,138
	Net Assets – 100%			$2,273,948,563

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,230,261,425	$ —	$2,230,261,425

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.9%
	MUNICIPAL BONDS – 97.9%
	Consumer Staples – 0.6%
$1,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	$1,531,155
	Education and Civic Organizations – 11.0%
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,066,230
500	5.000%, 7/01/32	7/22 at 100.00	A+	532,870
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary Hall, Series 2020F:
380	4.000%, 7/01/39	7/30 at 100.00	Aa2	467,240
1,100	4.000%, 7/01/42	7/30 at 100.00	Aa2	1,342,297
1,885	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	2,145,771
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2020T, 4.000%, 7/01/55	7/30 at 100.00	A-	1,671,705
1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,108,307
5,095	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	5,732,130
1,750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M, 5.000%, 7/01/35	7/26 at 100.00	A-	2,045,627
4,110	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42	7/27 at 100.00	A	4,847,046
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2020K, 4.000%, 7/01/45	7/30 at 100.00	A	1,235,740
3,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2020R, 4.000%, 6/01/45	6/30 at 100.00	A+	3,776,784
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven, Series 2018K-1:
2,000	5.000%, 7/01/37	7/28 at 100.00	BBB-	2,221,860
250	5.000%, 7/01/38	7/28 at 100.00	BBB-	277,095
950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Westminster School, Series 2014H, 3.250%, 7/01/32	7/24 at 100.00	A	1,007,219
25,970	Total Education and Civic Organizations			29,477,921

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 16.6%
$4,600	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A+	$5,281,352
695	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A	7/29 at 100.00	BB+	768,017
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020A:
2,700	4.000%, 7/01/38	1/30 at 100.00	A+	3,134,727
1,685	4.000%, 7/01/40	1/30 at 100.00	A+	1,947,085
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E, 5.000%, 7/01/42	7/24 at 100.00	A+	561,140
1,995	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A3	2,251,896
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A:
2,885	4.000%, 7/01/41	7/29 at 100.00	A-	3,170,442
6,020	4.000%, 7/01/49	7/29 at 100.00	A-	6,515,506
4,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/21 at 100.00	BBB+	4,098,873
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/42	7/22 at 100.00	BBB+	4,164,040
1,815	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46	7/26 at 100.00	BBB+	1,934,427
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT:
2,350	5.000%, 12/01/41	6/26 at 100.00	AA-	2,770,321
1,195	5.000%, 12/01/45	6/26 at 100.00	AA-	1,399,536
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,400	5.000%, 7/01/32	7/24 at 100.00	AA-	2,716,392
2,520	5.000%, 7/01/33	7/24 at 100.00	AA-	2,845,811
830	5.000%, 7/01/34	7/24 at 100.00	AA-	936,223
40,210	Total Health Care			44,495,788
	Housing/Multifamily – 1.0%
2,375	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	2,594,189
	Long-Term Care – 1.5%
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc, Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB	1,148,906
1,200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	1,241,064

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/39, 144A	10/24 at 104.00	BB	$1,030,200
650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A	1/26 at 102.00	BB+	694,889
3,950	Total Long-Term Care			4,115,059
	Tax Obligation/General – 24.6%
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
600	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	674,382
1,000	5.000%, 7/01/33 – AGM Insured	7/24 at 100.00	AA	1,121,450
1,065	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,192,960
2,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 – AGM Insured	8/26 at 100.00	AA	2,329,840
2,425	Connecticut Health and Educational Facilities Authoroity, Revneue Bonds, Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28	11/26 at 100.00	A1	2,959,252
1,325	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/38	6/28 at 100.00	A1	1,651,480
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	A1	1,036,760
2,400	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	A1	2,710,608
3,000	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	A1	3,445,560
2,370	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	A1	2,807,289
	Connecticut State, General Obligation Bonds, Series 2017A:
1,000	5.000%, 4/15/34	4/27 at 100.00	A1	1,223,170
3,270	5.000%, 4/15/35	4/27 at 100.00	A1	3,992,866
1,510	Connecticut State, General Obligation Bonds, Series 2018A, 5.000%, 4/15/37	4/28 at 100.00	A1	1,879,301
	Connecticut State, General Obligation Bonds, Series 2019A:
1,150	5.000%, 4/15/36	4/29 at 100.00	A1	1,469,516
1,450	4.000%, 4/15/37 (UB) (4)	4/29 at 100.00	A1	1,713,595
650	5.000%, 4/15/39 (UB) (4)	4/29 at 100.00	A1	824,083
	Connecticut State, General Obligation Bonds, Series 2020A:
2,000	4.000%, 1/15/37	1/30 at 100.00	A1	2,395,500
2,250	5.000%, 1/15/40	1/30 at 100.00	A1	2,898,360
750	Connecticut State, General Obligation Bonds, Series 2020C, 5.000%, 6/01/40	6/30 at 100.00	A1	973,403
	East Haddam, Connecticut, General Obligation Bonds, Series 2020A:
300	3.000%, 12/01/37 (WI/DD, Settling 12/03/20)	12/28 at 100.00	AA+	328,173
250	3.000%, 12/01/40 (WI/DD, Settling 12/03/20)	12/28 at 100.00	AA+	270,625
	East Lyme, Connecticut, General Obligation Bonds, Series 2020:
880	3.000%, 7/15/38	7/28 at 100.00	AA	948,411
500	3.000%, 7/15/39	7/28 at 100.00	AA	537,790
325	3.000%, 7/15/40	7/28 at 100.00	AA	348,806
500	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/33 – BAM Insured	8/24 at 100.00	AA	558,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Refunding Series 2019C:
$925	4.000%, 7/15/38	7/29 at 100.00	AA	$1,086,857
1,000	4.000%, 7/15/40	7/29 at 100.00	AA	1,169,670
1,035	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2018, 5.000%, 7/15/35	7/28 at 100.00	AA	1,296,089
	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2019A:
1,000	4.000%, 7/15/38	7/29 at 100.00	AA	1,174,980
1,075	4.000%, 7/15/39	7/29 at 100.00	AA	1,260,362
1,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/36 – AGM Insured	8/26 at 100.00	AA	1,174,370
	New Haven, Connecticut, General Obligation Bonds, Series 2014A:
810	5.000%, 8/01/30 – AGM Insured	8/24 at 100.00	AA	911,039
700	5.000%, 8/01/31 – AGM Insured	8/24 at 100.00	AA	785,456
850	5.000%, 8/01/32 – AGM Insured	8/24 at 100.00	AA	952,476
850	5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	948,940
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
795	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	918,281
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,865,608
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	573,830
485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	568,566
1,035	Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%, 8/01/39	8/29 at 100.00	Aa2	1,226,961
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/34	12/22 at 100.00	AA-	652,440
2,370	Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%, 1/01/39 – BAM Insured	1/27 at 100.00	AA	2,684,380
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
555	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	663,658
485	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	578,479
765	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	908,965
555	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	657,492
555	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	656,099
2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	8/22 at 100.00	AA	2,133,840
750	West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%, 3/15/40 – BAM Insured	3/30 at 100.00	AA	843,465
56,285	Total Tax Obligation/General			65,984,083
	Tax Obligation/Limited – 14.9%
2,000	Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue Bonds, CHESLA Loan Program, Series 2020B, 3.250%, 11/15/36 (AMT)	11/29 at 100.00	A1	2,042,420

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	A+	$2,785,025
1,390	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	A+	1,641,812
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A:
1,000	5.000%, 9/01/32	9/26 at 100.00	A+	1,214,350
3,500	5.000%, 9/01/33	9/26 at 100.00	A+	4,235,070
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A:
2,000	5.000%, 1/01/37	1/28 at 100.00	A+	2,477,140
2,000	5.000%, 1/01/38	1/28 at 100.00	A+	2,471,600
100	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 4.000%, 5/01/39	5/30 at 100.00	A+	117,804
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,400	5.250%, 1/01/36	1/22 at 100.00	BB	2,485,104
600	5.125%, 1/01/42	1/22 at 100.00	BB	619,068
500	Great Pond Improvement District, Connecticut, Special Obligaiton Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	501,915
2,720	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	2,957,810
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2,950	4.550%, 7/01/40	7/28 at 100.00	N/R	3,196,708
1,860	0.000%, 7/01/46	7/28 at 41.38	N/R	558,298
1,300	4.750%, 7/01/53	7/28 at 100.00	N/R	1,412,359
2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	A+	2,754,150
740	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	A+	829,806
1,590	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 2/15/34	2/25 at 100.00	A+	1,824,223
3,000	University of Connecticut, General Obligation Bonds, Series 2017A, 5.000%, 1/15/36	1/27 at 100.00	A+	3,594,420
	University of Connecticut, General Obligation Bonds, Series 2019A:
1,000	5.000%, 11/01/36	11/28 at 100.00	A+	1,249,560
1,000	4.000%, 11/01/38	11/28 at 100.00	A+	1,141,010
36,650	Total Tax Obligation/Limited			40,109,652
	Transportation – 1.1%
	Connecticut Airport Authority, Connecticut, Customer Facility Charge Revenue Bonds, Ground Transportation Center Project, Series 2019A:
1,500	4.000%, 7/01/49 (AMT)	7/29 at 100.00	BBB	1,638,960
1,250	5.000%, 7/01/49 (AMT)	7/29 at 100.00	BBB	1,484,788
2,750	Total Transportation			3,123,748

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 14.8% (5)
$1,185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A2	$1,218,050
6,975	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+	7,165,417
1,555	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,597,918
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
495	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	508,806
500	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	513,945
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A	1,028,620
2,500	5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A	2,578,800
4,160	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A-	4,285,091
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	A-	2,055,780
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30 (Pre-refunded 8/15/24)	8/24 at 100.00	AA+	587,680
1,000	5.000%, 8/15/32 (Pre-refunded 8/15/24)	8/24 at 100.00	AA+	1,175,360
2,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 5.000%, 4/01/39 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa2	2,660,050
	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A:
1,010	5.000%, 8/01/39 (Pre-refunded 8/01/24)	8/24 at 100.00	AA-	1,185,265
1,055	5.000%, 8/01/44 (Pre-refunded 8/01/24)	8/24 at 100.00	AA-	1,238,074
4,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	AA-	4,262,862
500	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Eighth Series 2013A, 5.000%, 8/01/38 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	540,020
2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/30 (Pre-refunded 8/01/22) – FGIC Insured	8/22 at 100.00	AA-	2,160,080
1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R	1,758,442
3,000	Waterbury, Connecticut, General Obligation Bonds, Series 2012A, 5.000%, 8/01/30 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	3,240,120
37,785	Total U.S. Guaranteed			39,760,380
	Utilities – 11.8%
415	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	Aa3	449,076

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	$3,304,123
2,000	Connecticut, State Revolving Fund General Revenue Bonds, Green Bonds, Series 2019A, 5.000%, 2/01/39	2/29 at 100.00	AAA	2,586,280
60	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	12/20 at 100.00	AA+	60,234
2,040	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	2,391,023
295	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	362,918
1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	1,129,250
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A:
2,250	5.000%, 11/01/35	11/24 at 100.00	Aa2	2,577,802
4,885	5.000%, 11/01/42	11/24 at 100.00	Aa2	5,570,512
1,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2020A, 5.000%, 10/01/45	10/30 at 100.00	Aa2	1,956,105
3,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41	8/28 at 100.00	AA-	3,731,880
2,915	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44	8/29 at 100.00	AA-	3,684,298
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	560,980
750	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2019, 4.000%, 4/01/44	4/29 at 100.00	AA+	890,722
	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2020A:
300	3.000%, 11/15/32 (WI/DD, Settling 12/09/20)	11/30 at 100.00	AA+	346,539
395	3.000%, 11/15/33 (WI/DD, Settling 12/09/20)	11/30 at 100.00	AA+	449,368
1,300	4.000%, 11/15/45 (WI/DD, Settling 12/09/20)	11/30 at 100.00	AA+	1,565,356
26,775	Total Utilities			31,616,466
$234,250	Total Long-Term Investments (cost $246,859,209)			262,808,441
	Floating Rate Obligations – (0.6)%			(1,570,000)
	Other Assets Less Liabilities – 2.7%			7,274,447
	Net Assets – 100%			$268,512,888

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$262,808,441	$ —	$262,808,441

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.2%
	MUNICIPAL BONDS – 96.2%
	Education and Civic Organizations – 21.5%
$1,315	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019, 5.000%, 6/15/39	6/26 at 100.00	N/R	$1,411,416
	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016:
1,260	5.000%, 10/01/39	10/26 at 100.00	A	1,473,532
5,165	5.000%, 10/01/46	10/26 at 100.00	A	5,969,345
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2013S, 5.000%, 7/01/32	7/23 at 100.00	AA-	3,307,830
	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T:
2,350	5.000%, 7/01/39	7/27 at 100.00	AA-	2,878,820
1,020	5.000%, 7/01/42	7/27 at 100.00	AA-	1,236,444
5,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	AA-	5,477,850
	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University Issue, Series 2018R:
1,195	5.000%, 10/01/37	10/28 at 100.00	A+	1,490,822
840	5.000%, 10/01/38	10/28 at 100.00	A+	1,045,430
1,000	5.000%, 10/01/39	10/28 at 100.00	A+	1,242,310
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 5.000%, 1/01/35	1/25 at 100.00	BBB+	3,316,080
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A:
1,510	5.250%, 1/01/42	1/27 at 100.00	BBB+	1,738,976
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB+	1,694,265
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A:
1,600	5.000%, 1/01/37	1/28 at 100.00	BBB+	1,875,824
6,020	5.000%, 1/01/40	1/28 at 100.00	BBB+	7,007,521
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2018, 5.000%, 1/01/43	1/28 at 100.00	BBB+	2,310,220
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,799,775
1,665	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2020A, 5.000%, 10/15/30	No Opt. Call	AAA	2,343,071
2,055	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	2,400,178

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H:
$550	3.500%, 7/01/35	7/25 at 100.00	AA	$595,364
235	5.000%, 7/01/37	7/25 at 100.00	AA	272,276
700	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017, 5.000%, 7/01/37	7/26 at 100.00	BBB-	777,126
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
1,125	5.000%, 3/01/39	3/24 at 100.00	A1	1,250,865
1,850	5.000%, 3/01/44	3/24 at 100.00	A1	2,046,156
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2020A, 5.000%, 10/01/35	10/30 at 100.00	A1	1,334,350
1,550	Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy , Series 2014A, 5.000%, 9/01/43	9/23 at 100.00	AAA	1,729,289
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	10/23 at 100.00	BBB+	1,094,080
1,680	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2020M, 5.000%, 10/01/39	10/30 at 100.00	BBB+	2,059,798
2,495	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33	7/25 at 100.00	AA	2,951,435
2,415	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA	2,719,652
610	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding Series 2019, 5.000%, 7/01/37	7/29 at 100.00	Baa2	728,059
5,000	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding Series 2020A, 4.000%, 7/01/45	7/30 at 100.00	Baa2	5,361,650
1,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2017, 5.000%, 4/01/36	10/27 at 100.00	AA-	1,869,495
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q, 5.000%, 8/15/38	8/25 at 100.00	Aa2	1,018,203
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Wheaton College, Series 2017H, 5.000%, 1/01/37	1/28 at 100.00	Baa1	1,197,620
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
1,000	5.000%, 6/01/37	6/28 at 100.00	AA-	1,255,490
1,000	5.000%, 6/01/38	6/28 at 100.00	AA-	1,253,370
2,400	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A	2,520,432
	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000	5.000%, 9/01/42	9/27 at 100.00	A	5,953,800
5,000	5.000%, 9/01/45	9/27 at 100.00	A	5,919,450

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2019:
$745	5.000%, 9/01/33	9/29 at 100.00	A	$941,129
3,500	5.000%, 9/01/49	9/29 at 100.00	A	4,262,825
	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Refunding Series 2017:
700	5.000%, 7/01/35	7/27 at 100.00	Baa2	809,522
500	5.000%, 7/01/36	7/27 at 100.00	Baa2	577,680
2,345	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36	7/26 at 100.00	AA-	2,824,975
2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	3,359,160
1,125	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	1,184,333
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017A:
1,480	5.000%, 7/01/24 (AMT)	No Opt. Call	AA	1,680,540
1,150	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,361,508
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue L, Senior Series 2020B:
850	5.000%, 7/01/29 (AMT)	No Opt. Call	AA	1,047,268
1,000	5.000%, 7/01/30 (AMT)	No Opt. Call	AA	1,246,580
265	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	12/20 at 100.00	AA	269,908
485	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2011J, 5.625%, 7/01/33 (AMT)	7/21 at 100.00	AA	495,849
1,620	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2016J, 5.000%, 7/01/24 (AMT)	No Opt. Call	AA	1,839,510
1,000	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/27 (AMT)	1/25 at 100.00	AA	1,140,800
2,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1, 5.000%, 11/01/40	11/25 at 100.00	Aa2	2,962,425
	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2020-1:
4,000	5.000%, 11/01/37	11/29 at 100.00	Aa2	5,240,360
1,545	5.000%, 11/01/39	11/29 at 100.00	Aa2	2,014,680
	University of Massachusetts Building Authority, Revenue Bonds, Refunding Senior Series 2019-1:
1,000	5.000%, 5/01/38	5/29 at 100.00	Aa2	1,291,980
2,000	5.000%, 5/01/39	5/29 at 100.00	Aa2	2,578,160
111,890	Total Education and Civic Organizations			132,056,861

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 20.2%
$5,915	Massachusetts Development Finance Agency Revenue Bonds, Children?s Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	$6,590,611
2,160	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I, 5.000%, 7/01/41	7/26 at 100.00	BBB+	2,462,530
2,340	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	AA-	2,576,995
6,000	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	7,174,680
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	3,538,688
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
3,005	5.000%, 10/01/28	10/21 at 100.00	AA-	3,116,455
500	5.000%, 10/01/30	10/21 at 100.00	AA-	518,470
	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,250	5.000%, 7/01/36	7/29 at 100.00	A	1,581,375
725	5.000%, 7/01/37	7/29 at 100.00	A	914,493
1,400	5.000%, 7/01/38	7/29 at 100.00	A	1,754,984
275	5.000%, 7/01/39	7/29 at 100.00	A	343,992
250	5.000%, 7/01/41	7/29 at 100.00	A	309,970
3,905	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	4,356,106
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
2,000	5.000%, 7/01/32	7/26 at 100.00	BBB	2,328,500
1,625	5.000%, 7/01/36	7/26 at 100.00	BBB	1,874,633
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I:
3,800	5.000%, 7/01/21	No Opt. Call	A	3,898,534
1,675	5.000%, 7/01/30	7/26 at 100.00	A	2,049,027
1,500	5.000%, 7/01/37	7/26 at 100.00	A	1,791,420
1,935	5.000%, 7/01/38	7/26 at 100.00	A	2,306,791
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A	1,067,013
1,000	5.000%, 7/01/32	7/25 at 100.00	A	1,175,450
500	5.000%, 7/01/33	7/25 at 100.00	A	585,335
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
5,000	5.000%, 7/01/43	7/28 at 100.00	A	6,002,700
4,100	5.000%, 7/01/48	7/28 at 100.00	A	4,837,303

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
$1,925	5.000%, 12/01/41	12/26 at 100.00	A1	$2,265,417
6,100	5.000%, 12/01/46	12/26 at 100.00	A1	7,130,839
	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F:
2,645	5.000%, 8/15/35	8/25 at 100.00	A	3,097,956
5,325	5.000%, 8/15/45	8/25 at 100.00	A	6,127,744
	Massachusetts Development Finance Agency, Revenue Bonds, Mass General Brigham, Sereis 2020A-2:
3,535	4.000%, 7/01/40	1/30 at 100.00	AA-	4,177,698
1,365	4.000%, 7/01/41	1/30 at 100.00	AA-	1,604,244
1,545	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BB+	1,662,405
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G:
100	5.000%, 7/15/30, 144A	No Opt. Call	BB+	122,288
100	5.000%, 7/15/37, 144A	7/30 at 100.00	BB+	117,855
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250	4.000%, 7/01/41	7/26 at 100.00	AA-	1,396,063
2,250	5.000%, 7/01/41	7/26 at 100.00	AA-	2,670,007
4,950	5.000%, 7/01/47	7/26 at 100.00	AA-	5,823,180
6,330	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/41	1/28 at 100.00	AA-	7,238,165
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	BBB+	1,066,440
3,800	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/44	7/23 at 100.00	BBB+	4,008,962
890	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38	1/27 at 100.00	A-	1,042,270
	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L:
400	3.625%, 7/01/37	7/27 at 100.00	A-	431,896
1,855	5.000%, 7/01/44	7/27 at 100.00	A-	2,167,067
555	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/36	7/26 at 100.00	A-	649,505
500	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	585,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C:
$3,400	4.000%, 10/01/45 – AGM Insured	10/30 at 100.00	AA	$3,955,186
3,355	3.000%, 10/01/45 – AGM Insured	10/30 at 100.00	AA	3,480,074
108,135	Total Health Care			123,976,816
	Housing/Multifamily – 1.0%
2,250	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.100%, 12/01/44	12/28 at 100.00	AA	2,385,450
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1, 3.000%, 12/01/45	12/28 at 100.00	AA	2,096,760
1,800	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2020C-1, 2.450%, 12/01/45	12/29 at 100.00	AA	1,821,348
6,050	Total Housing/Multifamily			6,303,558
	Long-Term Care – 0.8%
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
1,910	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	1,948,104
275	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	294,168
560	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	7/25 at 100.00	A+	629,888
525	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2019, 5.000%, 12/01/42	12/25 at 103.00	A-	597,266
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
240	5.250%, 1/01/26	1/23 at 100.00	BBB	254,904
790	5.750%, 1/01/28	1/23 at 100.00	BBB	845,774
400	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Inc, Refunding Series 2019, 5.000%, 10/01/39	10/24 at 104.00	BBB+	435,324
4,700	Total Long-Term Care			5,005,428
	Tax Obligation/General – 15.2%
4,000	Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2019, 4.000%, 2/15/44	2/27 at 100.00	AA	4,541,440
1,045	Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%, 3/01/25	3/23 at 100.00	AAA	1,134,849
5,725	Boston, Massachusetts, General Obligation Bonds, Series 2018A, 5.000%, 5/01/36	5/28 at 100.00	AAA	7,384,391
	Central Berkshire Regional School District, Dalton, Massachusetts, General Obligation Bonds, State Qualified Series 2019:
1,400	3.000%, 6/01/38	6/28 at 100.00	AA	1,538,502
1,440	3.000%, 6/01/39	6/28 at 100.00	AA	1,579,190
1,490	3.000%, 6/01/40	6/28 at 100.00	AA	1,630,671
2,000	Higham, Massachusetts, General Obligation Bonds, Water Series 2020, 3.000%, 2/15/38	8/28 at 100.00	AAA	2,232,200

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	12/20 at 100.00	AA	$1,755,810
330	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	Aa1	335,577
10,000	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2019C, 5.000%, 5/01/42	5/29 at 100.00	Aa1	12,862,100
3,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	Aa1	3,552,120
1,190	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	1,356,612
3,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	Aa1	3,688,500
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/46	11/27 at 100.00	Aa1	6,198,900
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018A:
3,750	5.000%, 1/01/42	1/28 at 100.00	Aa1	4,679,213
2,490	5.000%, 1/01/45	1/28 at 100.00	Aa1	3,087,476
950	5.000%, 1/01/46	1/28 at 100.00	Aa1	1,175,834
11,110	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2019A, 5.250%, 1/01/44	1/29 at 100.00	Aa1	14,380,117
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C, 3.000%, 3/01/47	3/30 at 100.00	Aa1	5,464,300
5,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020D, 5.000%, 7/01/48	7/30 at 100.00	Aa1	7,187,895
2,500	Massachusetts State, General Obligation Bonds, Refunding Series 2020D, 4.000%, 11/01/40 (WI/DD, Settling 12/03/20)	11/30 at 100.00	Aa1	3,078,625
1,000	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012, 5.000%, 5/15/35	5/22 at 100.00	Aa2	1,061,520
2,010	Pentucket Regional School District, Massachusetts, General Obligation Bonds, Series 2019, 3.000%, 9/01/43	9/27 at 100.00	Aa2	2,134,077
1,345	Waltham, Massachusetts, General Obligation Bonds, School Series 2020, 3.000%, 10/15/33	10/29 at 100.00	AA+	1,554,403
77,025	Total Tax Obligation/General			93,594,322
	Tax Obligation/Limited – 20.2%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,355	5.000%, 11/15/27	11/25 at 100.00	BB	1,557,071
1,000	5.000%, 11/15/39	11/25 at 100.00	BB	1,119,880
2,505	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	2,584,609
870	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	BB	895,822
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,160	5.000%, 12/01/31	12/26 at 100.00	BB	1,351,180
2,000	5.000%, 12/01/46	12/26 at 100.00	BB	2,259,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,010	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	$1,156,561
500	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2017, 5.000%, 5/01/36	5/27 at 100.00	AA	613,045
6,345	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	6,766,244
2,500	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA	2,917,225
	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2020B-1:
2,000	5.000%, 7/01/32	7/30 at 100.00	AA	2,714,940
10,000	5.000%, 7/01/45	7/28 at 100.00	AA	12,393,400
5,570	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41	7/27 at 100.00	AA	6,826,258
	Massachusetts College Building Authority, Project Revenue Bonds, Refunding Series 2003B:
1,010	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	AA	1,083,609
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	AA	1,263,082
1,310	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2011A, 5.000%, 5/01/24	No Opt. Call	Aa2	1,518,617
1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Refunding Series 2015C, 5.000%, 8/15/37	8/25 at 100.00	AAA	1,983,069
7,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018A, 5.250%, 2/15/48	2/28 at 100.00	AA+	8,831,690
8,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	AA+	10,159,200
13,470	Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds, 2020A, 5.000%, 8/15/45	8/30 at 100.00	AAA	17,805,724
1,270	Massachusetts State, Federal Highway Grant Anticipation Notes, Accelerated Bridge Program, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	AA+	1,564,754
2,800	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	AA+	3,364,984
4,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2018A, 5.250%, 6/01/43	6/28 at 100.00	AA+	5,086,040
2,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%, 6/01/49	6/29 at 100.00	AA+	2,546,000
800	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2012A, 4.000%, 6/01/35	6/21 at 100.00	AA+	811,592
3,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	AA+	4,090,975
4,805	Massachusetts State, Transportation Fund Revenue Bonds, Refunding Series 2017A, 5.000%, 6/01/43	12/27 at 100.00	AA+	5,990,586

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$3,177	4.550%, 7/01/40	7/28 at 100.00	N/R	$3,442,692
4,510	0.000%, 7/01/46	7/28 at 41.38	N/R	1,353,722
4,000	4.750%, 7/01/53	7/28 at 100.00	N/R	4,345,720
2,208	5.000%, 7/01/58	7/28 at 100.00	N/R	2,435,358
2,800	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	A1	3,170,244
106,250	Total Tax Obligation/Limited			124,003,393
	Transportation – 5.5%
1,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%, 1/01/37	1/29 at 100.00	A+	1,585,750
1,500	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	Aa2	1,787,310
1,780	Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Aa2	2,050,311
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425	5.000%, 7/01/40	7/25 at 100.00	Aa2	1,658,102
2,000	5.000%, 7/01/45	7/25 at 100.00	Aa2	2,303,880
5,960	Massachusetts Port Authority, Revenue Bonds, Series 2019B, 5.000%, 7/01/44	7/29 at 100.00	Aa2	7,547,863
10,000	Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	Aa2	12,205,600
3,500	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2019A, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	A1	4,181,205
840	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A1	859,740
28,255	Total Transportation			34,179,761
	U.S. Guaranteed – 4.9% (4)
1,890	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B, 5.000%, 5/01/44 (Pre-refunded 5/01/24)	5/24 at 100.00	Aa2	2,196,388
1,015	Massachusetts College Building Authority, Project Revenue Bonds, Refunding Series 2003B, 5.375%, 5/01/22 – SYNCORA GTY Insured (ETM)	No Opt. Call	AA	1,088,669
1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa2	1,222,894
799	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28 (Pre-refunded 11/15/23), 144A	11/23 at 100.00	N/R	913,057
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2014M-4, 5.000%, 7/01/44 (Pre-refunded 7/01/23)	7/23 at 100.00	AA-	2,804,575
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA	1,028,190
3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	Aa3	3,559,570
295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc, Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	N/R	302,791

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$2,750	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa2	$2,954,545
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A	514,310
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A:
1,650	5.000%, 5/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	N/R	1,843,248
1,475	5.000%, 5/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AA+	1,645,835
1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	AAA	1,719,201
7,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Lien Series 2013-1, 5.000%, 11/01/39 (Pre-refunded 11/01/22)	11/22 at 100.00	Aa2	8,179,725
27,669	Total U.S. Guaranteed			29,972,998
	Utilities – 6.9%
4,000	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Senior Series 2018A, 4.000%, 11/01/40	5/26 at 100.00	AAA	4,544,720
2,805	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	3,287,656
670	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	762,554
2,700	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015, 5.000%, 2/01/45	2/24 at 100.00	AAA	3,024,216
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	12/20 at 100.00	AAA	60,235
1,820	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Green Series 2016C, 5.000%, 8/01/40	8/26 at 100.00	AA+	2,226,424
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B, 5.000%, 8/01/40	8/26 at 100.00	AA+	1,223,310
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2017B:
1,000	5.000%, 8/01/39	8/27 at 100.00	AA+	1,247,760
1,870	5.000%, 8/01/42	8/27 at 100.00	AA+	2,317,865
8,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2019B, 5.000%, 8/01/44	8/29 at 100.00	AA+	10,349,840
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2020B:
2,000	5.000%, 8/01/37	8/30 at 100.00	AA+	2,699,160
4,200	5.000%, 8/01/45	8/30 at 100.00	AA+	5,534,088
2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – NATIONAL PUB Insured	12/20 at 100.00	Baa2	2,922,620
1,010	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2017C, 5.000%, 4/15/33	4/27 at 100.00	AA	1,252,238

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$625	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2019E, 4.000%, 4/15/39	4/29 at 100.00	AA	$740,863
34,660	Total Utilities			42,193,549
$504,634	Total Long-Term Investments (cost $552,959,449)			591,286,686
	Other Assets Less Liabilities – 3.8%			23,046,754
	Net Assets – 100%			$614,333,440
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$591,286,686	$ —	$591,286,686

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.9%
	MUNICIPAL BONDS – 100.9%
	Consumer Discretionary – 0.2%
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$875	5.000%, 1/01/32	12/20 at 100.00	Caa3	$552,816
240	5.125%, 1/01/37	12/20 at 100.00	Caa3	138,375
1,115	Total Consumer Discretionary			691,191
	Consumer Staples – 3.0%
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,335	4.000%, 6/01/37	6/28 at 100.00	A-	5,009,960
325	5.000%, 6/01/46	6/28 at 100.00	BBB+	386,344
3,660	5.250%, 6/01/46	6/28 at 100.00	BBB+	4,417,181
2,415	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	2,782,635
10,735	Total Consumer Staples			12,596,120
	Education and Civic Organizations – 14.7%
225	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	BBB-	260,694
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
2,780	4.000%, 7/15/37	7/27 at 100.00	BBB-	2,993,643
100	5.000%, 7/15/47	7/27 at 100.00	BBB-	113,296
100	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	104,542
870	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	1,022,468
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2017:
170	5.000%, 6/01/32	12/27 at 100.00	A	205,270
285	3.000%, 6/01/32	12/27 at 100.00	A	297,304
1,060	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding Series 2016F, 3.000%, 7/01/40	7/26 at 100.00	A	1,079,737
1,800	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	1,943,892

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
$2,000	5.000%, 7/01/31	7/25 at 100.00	A+	$2,308,160
1,055	3.750%, 7/01/33	7/25 at 100.00	A+	1,138,640
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding Series 2012B:
525	5.000%, 7/01/37	7/22 at 100.00	A	552,815
100	5.000%, 7/01/42	7/22 at 100.00	A	105,010
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
250	5.000%, 7/01/32	7/21 at 100.00	BB+	251,040
230	5.000%, 7/01/37	7/21 at 100.00	BB+	230,605
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
360	3.750%, 7/01/37	7/27 at 100.00	BB+	319,378
1,370	4.000%, 7/01/42	7/27 at 100.00	BB+	1,213,532
2,445	5.000%, 7/01/47	7/27 at 100.00	BB+	2,468,105
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/32	7/25 at 100.00	BBB+	1,359,260
710	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	BBB+	753,573
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C:
1,870	3.000%, 7/01/41	7/26 at 100.00	BBB+	1,833,236
2,430	3.000%, 7/01/46	7/26 at 100.00	BBB+	2,308,427
1,085	4.000%, 7/01/46	7/26 at 100.00	BBB+	1,135,756
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2020C, 3.250%, 7/01/49 – AGM Insured	7/30 at 100.00	AA	1,046,240
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue, Green Series 2020A:
4,000	5.000%, 7/01/45	7/30 at 100.00	BBB+	4,813,000
500	4.000%, 7/01/50	7/30 at 100.00	BBB+	545,430
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
1,000	5.000%, 7/01/42	7/27 at 100.00	BBB+	1,157,340
1,310	5.000%, 7/01/47	7/27 at 100.00	BBB+	1,497,697
500	4.000%, 7/01/47	7/27 at 100.00	BBB+	533,795
1,375	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B, 5.000%, 7/01/47 – AGM Insured	7/27 at 100.00	AA	1,604,556

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A:
$3,000	3.750%, 12/01/31 (AMT)	6/28 at 100.00	Aaa	$3,203,220
420	4.000%, 12/01/35 (AMT)	6/28 at 100.00	Aaa	451,714
1,400	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2019A, 2.375%, 12/01/29	6/28 at 100.00	Aa1	1,400,168
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
2,315	3.500%, 12/01/32 (AMT)	12/25 at 100.00	Aaa	2,393,201
525	4.000%, 12/01/39 (AMT)	12/25 at 100.00	Aaa	549,491
1,640	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	1,724,050
1,470	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39 (AMT)	6/28 at 100.00	Aa1	1,493,358
735	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39 (AMT)	12/28 at 100.00	Aa1	756,932
510	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	510,485
625	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	656,369
400	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	Aaa	428,508
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A:
765	3.625%, 12/01/25 (AMT)	12/22 at 100.00	Aaa	791,813
1,155	4.000%, 12/01/28 (AMT)	12/22 at 100.00	Aaa	1,195,725
605	4.000%, 12/01/31 (AMT)	12/22 at 100.00	Aaa	623,120
640	4.125%, 12/01/35 (AMT)	12/22 at 100.00	Aaa	657,702
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1:
825	4.250%, 12/01/32 (AMT)	12/23 at 100.00	Aaa	868,601
830	4.500%, 12/01/36 (AMT)	12/23 at 100.00	Aaa	876,903
1,910	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (AMT)	12/24 at 100.00	Aaa	2,024,600
1,815	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47 (AMT)	12/26 at 100.00	Aaa	1,936,405
1,285	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49 (AMT)	6/28 at 100.00	A2	1,306,884
3,000	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	3,428,670
58,600	Total Education and Civic Organizations			62,474,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Financials – 0.2%
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
$230	5.750%, 10/01/21	No Opt. Call	Ba2	$233,057
500	6.500%, 4/01/28	No Opt. Call	Ba2	547,915
730	Total Financials			780,972
	Health Care – 13.0%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
1,720	5.000%, 2/15/25	2/24 at 100.00	BBB+	1,927,931
800	5.000%, 2/15/28	2/24 at 100.00	BBB+	889,536
2,000	5.000%, 2/15/33	2/24 at 100.00	BBB+	2,196,100
800	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	861,128
195	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	12/20 at 100.00	AA-	195,636
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
815	6.000%, 7/01/26	7/21 at 100.00	BB+	834,055
700	6.250%, 7/01/35	7/21 at 100.00	BB+	716,604
1,545	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	12/20 at 100.00	BB+	1,550,083
400	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	7/22 at 100.00	AA-	428,512
560	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	628,583
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	2,227,840
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
3,160	5.000%, 7/01/28	7/27 at 100.00	AA-	3,951,106
2,040	5.000%, 7/01/57	7/27 at 100.00	AA-	2,397,163
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A:
595	5.000%, 7/01/45	7/24 at 100.00	A+	659,843
1,000	4.000%, 7/01/45	7/24 at 100.00	A+	1,051,740
4,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%, 7/01/41	7/26 at 100.00	AA-	4,958,583
4,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA-	5,816,809
570	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	AA-	624,332

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
$460	5.000%, 7/01/32	7/26 at 100.00	AA	$554,213
575	5.000%, 7/01/33	7/26 at 100.00	AA	690,431
600	5.000%, 7/01/34	7/26 at 100.00	AA	719,196
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
2,000	5.000%, 7/01/39	7/24 at 100.00	AA-	2,241,080
630	5.000%, 7/01/43	7/24 at 100.00	AA-	702,570
780	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	915,486
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
2,710	3.000%, 7/01/32	7/26 at 100.00	BBB-	2,786,530
235	4.000%, 7/01/34	7/26 at 100.00	BBB-	255,321
3,085	5.000%, 7/01/41	7/26 at 100.00	BBB-	3,492,899
1,685	4.000%, 7/01/48	7/26 at 100.00	BBB-	1,780,556
470	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	492,875
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
1,500	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	1,627,500
1,255	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,405,286
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
1,670	4.000%, 7/01/44	7/29 at 100.00	A+	1,907,190
3,535	3.000%, 7/01/49	7/29 at 100.00	A+	3,668,234
49,390	Total Health Care			55,154,951
	Housing/Multifamily – 5.9%
600	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	B	559,116
1,940	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BB-	1,792,521
2,120	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Riverside Village Family Apartments Phase 1 Project, Series 2019F, 1.350%, 12/01/22	No Opt. Call	Aaa	2,169,014
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
1,770	4.350%, 11/01/33 (AMT)	11/22 at 100.00	AA	1,849,703
1,015	4.600%, 11/01/38 (AMT)	11/22 at 100.00	AA	1,060,401
1,010	4.750%, 11/01/46 (AMT)	11/22 at 100.00	AA	1,053,056

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$1,560	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	$1,655,644
1,135	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016A, 3.750%, 11/01/45	11/25 at 100.00	AA-	1,213,724
2,105	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B, 3.600%, 11/01/40	11/25 at 100.00	AA-	2,240,457
875	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D, 3.900%, 11/01/32 (AMT)	5/26 at 100.00	AA-	966,315
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A:
1,915	3.600%, 11/01/33	11/27 at 100.00	AA-	2,117,013
1,865	3.875%, 11/01/38	11/27 at 100.00	AA-	2,070,672
1,045	3.950%, 11/01/43	11/27 at 100.00	AA-	1,159,480
650	4.000%, 11/01/48	11/27 at 100.00	AA-	718,179
500	4.100%, 11/01/53	11/27 at 100.00	AA-	553,405
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019A:
1,750	2.900%, 11/01/39	11/28 at 100.00	AA-	1,879,885
515	3.000%, 11/01/44	11/28 at 100.00	AA-	544,025
870	3.050%, 11/01/49	11/28 at 100.00	AA-	925,741
465	3.150%, 5/01/53	11/28 at 100.00	AA-	493,165
23,705	Total Housing/Multifamily			25,021,516
	Housing/Single Family – 3.3%
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
2,080	3.600%, 4/01/33	10/27 at 100.00	AA	2,314,021
1,360	3.750%, 10/01/35	10/27 at 100.00	AA	1,526,410
2,495	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (AMT)	10/27 at 100.00	AA	2,770,747
2,945	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49	4/28 at 100.00	AA	3,238,204
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2020E:
1,920	2.250%, 10/01/40	4/29 at 100.00	AA	1,943,712
2,000	3.500%, 4/01/51	4/29 at 102.44	AA	2,228,360
12,800	Total Housing/Single Family			14,021,454
	Long-Term Care – 1.2%
530	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	519,559
1,205	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	1,251,609

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A:
$315	3.750%, 7/01/24	No Opt. Call	BBB-	$321,984
405	5.000%, 7/01/29	7/24 at 100.00	BBB-	432,864
2,170	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A	1/28 at 102.00	N/R	2,111,670
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	462,685
5,125	Total Long-Term Care			5,100,371
	Tax Obligation/General – 11.3%
1,000	Berkeley Heights Township, Union County, New Jersey, General Obligation Bonds, Bond Anticipation Note Series 2020, 0.500%, 3/09/21	1/21 at 100.00	N/R	1,000,190
735	Cumberland County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Vineland Public Safety Building Project, Series 2017, 3.250%, 12/15/37	12/27 at 100.00	AA	816,519
820	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aaa	904,813
15	Flemington-Raritan Regional School District, Hunterdon County, New Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34	9/26 at 100.00	AA	15,393
	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
1,000	2.000%, 2/01/28 – BAM Insured	No Opt. Call	AA	1,058,400
1,500	2.250%, 2/01/29 – BAM Insured	No Opt. Call	AA	1,611,990
180	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017, 3.250%, 12/15/38	12/27 at 100.00	AA	196,384
1,380	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018, 3.375%, 3/01/34 – BAM Insured	3/28 at 100.00	AA	1,532,918
	Hudson County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond Project, Series 2018:
125	3.250%, 8/01/34	8/25 at 100.00	AA	134,291
340	5.000%, 8/01/42	8/25 at 100.00	AA	400,404
5,000	Mercer County, New Jersey, General Obligation Bonds, General Capital Improvement Open Space Farmland NotesSeries 2020A, 2.000%, 6/10/21	No Opt. Call	N/R	5,047,200
3,060	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2020A, 2.000%, 7/12/21	No Opt. Call	N/R	3,093,782
	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A:
330	3.750%, 1/01/33	1/24 at 100.00	AAA	354,585
220	5.000%, 1/01/37	1/24 at 100.00	AAA	250,116
610	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	A+	647,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016A:
$1,885	5.000%, 9/01/32 – BAM Insured	9/26 at 100.00	AA	$2,242,792
1,325	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	1,547,891
1,000	New Brunswick, New Jersey, General Obligation Bonds, Cultural Center Project, Series 2017, 4.000%, 9/15/44 – AGM Insured	9/27 at 100.00	AA	1,138,250
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
1,000	3.000%, 6/01/32	No Opt. Call	A3	1,117,750
1,795	4.000%, 6/01/32	No Opt. Call	A3	2,201,837
500	Newark, New Jersey, General Obligation Notes, Series 2020, 3.500%, 7/27/21	No Opt. Call	N/R	509,370
1,500	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33	9/26 at 100.00	AA	1,549,950
2,625	Passaic County, New Jersey, General Obligation Bonds, General Improvement Series 2019A, 1.000%, 12/01/34	12/27 at 100.00	Aa1	2,315,722
1,145	Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer Utility Series 2019, 2.000%, 10/01/31	10/26 at 100.00	AA-	1,179,900
1,000	Somerset County, New Jersey, General Obligation Bonds, Bond Anticpation Notes Series 2020, 4.000%, 9/09/21	No Opt. Call	N/R	1,029,460
625	South Orange Village Township, New Jersey, General Obligation Bonds, Refunding Series 2020, 4.000%, 1/15/24	No Opt. Call	AA-	694,981
3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (AMT)	12/21 at 100.00	AA+	3,848,319
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	2,573,172
2,900	Union County, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2020, 4.000%, 6/18/21	No Opt. Call	N/R	2,960,407
4,000	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017, 3.000%, 3/01/27	9/25 at 100.00	Aaa	4,457,760
1,500	Verona Township Board of Education, Essex County, New Jersey, General Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39	3/27 at 100.00	AA-	1,502,670
45,315	Total Tax Obligation/General			47,934,786
	Tax Obligation/Limited – 23.7%
650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	827,892
3,655	Camden County Improvement Authority, New Jersey, County Guaranteed Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37	12/28 at 100.00	AA	4,112,825
1,795	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	2,261,933
	Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Project, Series 2019:
3,000	5.000%, 7/01/44	7/29 at 100.00	Aa1	3,758,370
4,000	4.000%, 7/01/48	7/29 at 100.00	Aa1	4,623,800
1,050	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	1,087,233

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016:
$6,490	5.000%, 5/01/46 (UB) (4)	5/26 at 100.00	AA	$7,701,034
1,000	5.250%, 5/01/51	5/26 at 100.00	AA	1,196,130
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
350	5.000%, 6/15/21	No Opt. Call	BBB	353,990
2,870	5.000%, 6/15/25	6/22 at 100.00	BBB	2,951,565
485	5.000%, 6/15/28	6/22 at 100.00	BBB	495,869
2,985	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/39	11/29 at 100.00	Baa1	3,255,978
2,165	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB	2,187,971
2,000	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	Baa1	2,335,540
3,780	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	Baa1	4,231,521
1,500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	Baa1	1,684,770
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
225	5.000%, 6/15/29	6/26 at 100.00	A+	261,441
125	5.000%, 6/15/30	6/26 at 100.00	A+	144,653
2,770	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31	6/26 at 100.00	A+	3,195,112
14,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	Baa1	10,962,923
1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	Baa1	2,086,276
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
6,925	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	5,319,370
4,765	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	3,552,117
1,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	725,540
1,550	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	Baa1	1,775,634
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
2,575	5.500%, 6/15/31	6/21 at 100.00	Baa1	2,637,470
2,370	5.250%, 6/15/36	6/21 at 100.00	Baa1	2,422,282
8,410	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	Baa1	8,805,606

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	Baa1	$106,843
1,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 4.000%, 12/15/39	12/29 at 100.00	Baa1	1,129,754
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
80	3.500%, 6/15/46	12/28 at 100.00	Baa1	80,024
1,500	5.000%, 6/15/50	12/28 at 100.00	Baa1	1,718,505
1,140	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	1,233,263
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
1,330	5.000%, 5/01/21	No Opt. Call	Aa1	1,356,507
1,715	3.500%, 5/01/35	5/22 at 100.00	Aa1	1,757,532
3,770	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured	No Opt. Call	Aaa	4,073,070
3,000	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield - Park Madison Redevelopment Project, Refunding Series 2013A, 5.000%, 3/01/34 (UB) (4)	No Opt. Call	AA+	3,993,540
98,365	Total Tax Obligation/Limited			100,403,883
	Transportation – 13.2%
1,100	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,174,305
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
360	5.000%, 1/01/34	1/24 at 100.00	A1	397,732
1,510	4.125%, 1/01/39	1/24 at 100.00	A1	1,616,379
2,000	5.000%, 1/01/44	1/24 at 100.00	A1	2,193,760
1,290	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2019, 4.000%, 1/01/44	1/29 at 100.00	A1	1,473,670
1,635	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015, 4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	1,809,618
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
1,000	5.000%, 7/01/42	7/27 at 100.00	A1	1,224,100
3,115	5.000%, 7/01/47	7/27 at 100.00	A1	3,783,635
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A:
1,050	5.000%, 7/01/30	7/29 at 100.00	A1	1,399,661
1,130	5.000%, 7/01/31	7/29 at 100.00	A1	1,499,035
1,000	3.000%, 7/01/49	7/29 at 100.00	A1	1,073,670
1,760	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A+	1,957,965

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
$1,000	5.000%, 1/01/24	1/23 at 100.00	A	$1,071,100
1,095	5.000%, 1/01/26	1/23 at 100.00	A	1,168,562
1,070	5.000%, 1/01/27	1/23 at 100.00	A	1,138,587
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,260	5.000%, 7/01/23 (AMT)	No Opt. Call	A2	1,388,936
1,490	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	1,673,732
1,255	5.625%, 1/01/52 (AMT)	1/24 at 100.00	BBB+	1,387,854
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
310	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	324,939
1,025	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,075,225
300	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	318,477
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
3,085	5.000%, 10/01/37 (AMT)	10/27 at 100.00	Ba1	3,427,157
2,490	5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	2,716,640
1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	1,733,225
1,385	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,507,739
1,810	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	Aa3	2,002,041
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twelfth Series 2019:
3,000	4.000%, 9/01/38	9/29 at 100.00	Aa3	3,546,870
3,000	4.000%, 9/01/39	9/29 at 100.00	Aa3	3,531,450
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
865	5.750%, 12/01/22 – NPFG Insured (AMT)	12/20 at 100.00	Baa1	870,614
3,150	5.750%, 12/01/25 – NPFG Insured (AMT)	12/20 at 100.00	Baa1	3,170,443
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2019A:
1,750	5.000%, 11/01/31 – AGM Insured	11/29 at 100.00	AA	2,259,495
1,000	5.000%, 11/01/33 – AGM Insured	11/29 at 100.00	AA	1,273,690
520	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/45	11/30 at 100.00	BBB+	640,151
49,110	Total Transportation			55,830,457

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 4.5% (5)
$1,940	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014, 5.000%, 9/01/39 (Pre-refunded 9/01/24) – AGM Insured	9/24 at 100.00	AA	$2,284,272
5	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)	No Opt. Call	Aaa	5,513
220	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40 (Pre-refunded 6/15/25)	6/25 at 100.00	N/R	269,361
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
770	5.000%, 7/01/38 (Pre-refunded 7/01/23)	7/23 at 100.00	A	862,747
1,015	5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A	1,137,257
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
195	3.750%, 7/01/27 (ETM)	No Opt. Call	N/R	219,806
1,125	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,209,611
1,095	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,177,355
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
140	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	156,607
660	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	744,645
80	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	90,001
360	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	408,485
360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	371,239
	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A:
435	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	467,355
990	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	1,064,458
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A:
155	6.000%, 6/15/35 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1	159,841
75	5.500%, 6/15/41 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1	77,141
40	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.000%, 6/15/42 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1	41,035
3,150	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,389,526
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
570	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	611,063
930	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	A+	996,262
70	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	75,043

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
$875	5.125%, 1/15/28 (Pre-refunded 1/15/21)	1/21 at 100.00	AA	$880,250
875	5.250%, 1/15/30 (Pre-refunded 1/15/21)	1/21 at 100.00	AA	880,381
1,175	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	Aa3	1,310,442
17,305	Total U.S. Guaranteed			18,889,696
	Utilities – 6.7%
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500	5.000%, 6/15/37 (AMT)	6/22 at 100.00	Baa2	524,990
1,000	5.125%, 6/15/43 (AMT)	6/22 at 100.00	Baa2	1,049,980
3,550	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A, 2.750%, 8/01/39	8/24 at 100.00	A1	3,624,656
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
1,045	5.000%, 10/01/23	No Opt. Call	A+	1,178,875
2,175	4.250%, 10/01/47 (AMT)	10/22 at 100.00	A+	2,250,560
4,195	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59 (AMT)	8/29 at 100.00	A+	4,705,322
4,840	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2019A, 2.200%, 10/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	5,228,700
3,150	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020B, 1.200%, 11/01/34 (AMT) (Mandatory Put 6/01/23)	No Opt. Call	A+	3,195,832
695	Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37	No Opt. Call	AA	990,229
515	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	539,952
5,000	Salem County Pollution Control Financing Authority, New Jersey, Revenue Bonds, Atlantic City Electric Company Project, Refunding Series 2020, 2.250%, 6/01/29	No Opt. Call	A	5,125,200
26,665	Total Utilities			28,414,296
$398,960	Total Long-Term Investments (cost $399,177,900)			427,314,053
	Floating Rate Obligations – (1.8)%			(7,590,000)
	Other Assets Less Liabilities – 0.9% (6)			3,634,275
	Net Assets – 100%			$423,358,328

Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Long Bond	Short	(26)	3/21	$(4,545,933)	$(4,547,563)	$(1,629)	$3,250
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$427,314,053	$ —	$427,314,053
Investments in Derivatives:
Futures Contracts*	(1,629)	—	—	(1,629)
Total	$(1,629)	$427,314,053	$ —	$427,312,424

*	Represents net unrealized appreciation (depreciation).

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen New York Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.0%
	MUNICIPAL BONDS – 98.0%
	Consumer Staples – 3.3%
$15,110	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	12/20 at 100.00	B-	$15,122,692
76,105	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A	12/20 at 15.79	N/R	9,163,042
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1:
1,760	5.625%, 6/01/35	No Opt. Call	BBB	1,899,234
6,885	5.750%, 6/01/43	No Opt. Call	BB+	8,371,540
1,565	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	1,632,123
3,000	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	3,145,650
104,425	Total Consumer Staples			39,334,281
	Education and Civic Organizations – 14.1%
	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
1,000	5.000%, 4/01/27	1/21 at 100.00	BB	1,002,030
290	5.000%, 4/01/37	1/21 at 100.00	BB	290,302
2,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B+	2,194,949
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
1,630	5.000%, 4/01/33	4/23 at 100.00	BBB-	1,715,982
1,250	5.500%, 4/01/43	4/23 at 100.00	BBB-	1,318,775
	Build New York City Resource Corporation, New York, Revenue Bonds, Children?s Aid Society Project, Series 2015 BUILD NYC CHILDRENS AID SOCIETY:
2,500	5.000%, 7/01/40	7/25 at 100.00	A+	2,795,425
2,500	5.000%, 7/01/45	7/25 at 100.00	A+	2,773,375
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York - Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	1,145,780
4,050	5.000%, 6/01/43	6/24 at 100.00	Aa2	4,620,807

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
$2,240	5.000%, 11/01/39	11/24 at 100.00	BB	$2,341,808
2,200	5.500%, 11/01/44	11/24 at 100.00	BB	2,324,916
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
1,050	5.000%, 4/15/33	4/23 at 100.00	BB+	1,090,814
1,875	5.000%, 4/15/43	4/23 at 100.00	BB+	1,930,575
595	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A-	674,379
	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	Baa2	1,951,278
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa2	874,540
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
2,930	5.500%, 1/01/39	7/24 at 100.00	BBB-	3,127,101
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,252,026
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Refunding Series 2015A, 5.000%, 7/01/43	7/25 at 100.00	A2	1,812,672
7,740	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	7,853,004
	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2020:
5,500	4.000%, 7/01/46	7/29 at 100.00	A	6,274,455
3,500	4.000%, 7/01/50	7/29 at 100.00	A	3,973,585
2,760	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A-	3,154,625
4,590	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	5,110,873
3,760	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2016A, 5.000%, 7/01/46	1/27 at 100.00	A-	4,250,718
1,055	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	Aa2	1,564,280
3,450	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	Aa2	4,055,889
1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	Aa2	1,828,965
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2019A:
1,700	5.000%, 7/01/42	7/29 at 100.00	Aa2	2,139,858
11,215	5.000%, 7/01/49	7/29 at 100.00	Aa2	13,956,731

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,355	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	$1,678,994
13,665	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Green Series 2019B, 5.000%, 7/01/50	7/29 at 100.00	Aa1	17,342,935
5,000	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2020A, 5.000%, 7/01/53	7/30 at 100.00	Aa1	6,463,400
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	3,506,304
7,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	2,496,300
3,040	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	2,952,205
760	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB	816,476
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
4,000	5.000%, 1/01/31 – AMBAC Insured	12/20 at 100.00	Baa3	4,001,320
1,060	5.000%, 1/01/39 – AMBAC Insured	12/20 at 100.00	Baa3	1,060,424
1,795	4.750%, 1/01/42 – AMBAC Insured	12/20 at 100.00	Baa3	1,795,538
5,170	5.000%, 1/01/46 – AMBAC Insured	12/20 at 100.00	Baa3	5,170,517
1,295	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A, 4.000%, 3/01/45	9/30 at 100.00	AA	1,476,468
740	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	AA	742,153
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69	3/29 at 100.00	Aa2	6,528,665
3,740	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	3,814,015
2,810	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	2,727,807
750	Oneida County Local Development Corporation, New York, Revenue Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39	7/29 at 100.00	BBB-	768,758
	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012:
1,000	5.000%, 7/01/32	7/22 at 100.00	Baa2	1,042,680
1,745	5.000%, 7/01/42	7/22 at 100.00	Baa2	1,807,192
10,000	Onondaga County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45	12/29 at 100.00	AA-	12,710,600

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A:
$200	4.000%, 10/15/29	No Opt. Call	N/R	$214,782
205	5.000%, 10/15/39	10/29 at 100.00	N/R	230,260
156,920	Total Education and Civic Organizations			170,748,310
	Financials – 1.1%
5,710	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	8,249,579
3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	5,262,853
9,185	Total Financials			13,512,432
	Health Care – 3.3%
	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A:
7,650	4.000%, 9/01/45	3/30 at 100.00	BBB	8,428,693
3,885	4.000%, 9/01/50	3/30 at 100.00	BBB	4,252,599
2,300	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A-	2,593,480
4,985	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	A	5,706,878
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015, 5.000%, 12/01/29, 144A	6/25 at 100.00	BBB-	1,148,280
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	232,282
	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B:
2,000	4.000%, 7/01/41	7/26 at 100.00	A-	2,166,160
1,325	5.000%, 7/01/46	7/26 at 100.00	A-	1,497,197
	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010:
2,720	5.750%, 8/15/35	2/21 at 100.00	Aa1	2,750,682
5,000	5.500%, 8/15/40	2/21 at 100.00	Aa1	5,053,900
1,395	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	BBB+	1,472,994
1,300	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A, 4.000%, 12/01/38	12/30 at 100.00	BBB+	1,482,338
375	Monroe County Industrial Development Corporation, New York, Tax-Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series 2015, 5.000%, 7/01/34	7/25 at 100.00	A	431,310
1,715	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A-	1,755,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	$1,104,430
36,850	Total Health Care			40,076,303
	Housing/Multifamily – 0.1%
45	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	12/20 at 100.00	AA	45,210
1,455	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (AMT)	12/20 at 100.00	Aa1	1,458,507
1,500	Total Housing/Multifamily			1,503,717
	Industrials – 2.3%
19,020	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	19,715,752
7,550	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	7,906,586
26,570	Total Industrials			27,622,338
	Long-Term Care – 0.2%
650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	12/20 at 100.00	A2	651,762
550	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	578,710
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
305	5.800%, 7/01/23	12/20 at 100.00	N/R	289,494
395	6.100%, 7/01/28	12/20 at 100.00	N/R	346,462
210	6.200%, 7/01/33	12/20 at 100.00	N/R	174,002
2,110	Total Long-Term Care			2,040,430
	Materials – 0.3%
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014:
955	4.500%, 1/01/25 (AMT), 144A	No Opt. Call	N/R	1,017,285
2,145	5.000%, 1/01/35 (AMT), 144A	1/25 at 100.00	N/R	2,369,303
3,100	Total Materials			3,386,588
	Tax Obligation/General – 7.7%
3,325	Nassau County, New York, General Obligation Bonds, General Improvement Bonds Series 2019B, 5.000%, 4/01/37 – AGM Insured	4/30 at 100.00	AA	4,337,230
1,955	Nassau County, New York, General Obligation Bonds, General Improvement Series 2019A, 5.000%, 4/01/37 – AGM Insured	4/29 at 100.00	AA	2,490,260
	Nassau County, New York, General Obligation Bonds, General Improvment Series 2016C:
2,000	5.000%, 4/01/39 – BAM Insured	4/26 at 100.00	AA	2,346,280
1,000	5.000%, 4/01/40 – BAM Insured	4/26 at 100.00	AA	1,171,460

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series A-1:
$1,900	5.000%, 10/01/30	10/22 at 100.00	AA	$2,054,926
1,915	5.000%, 10/01/31	10/22 at 100.00	AA	2,070,785
3,000	5.000%, 10/01/33	10/22 at 100.00	AA	3,242,910
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
1,810	5.000%, 3/01/32	3/23 at 100.00	AA	1,989,805
6,100	5.000%, 3/01/37	3/23 at 100.00	AA	6,698,776
2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	2,239,760
2,500	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/32	8/24 at 100.00	AA	2,873,625
1,650	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	1,958,682
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
10,420	5.000%, 3/01/39	3/28 at 100.00	AA	12,779,713
11,000	5.000%, 3/01/40	3/28 at 100.00	AA	13,467,630
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
14,420	5.000%, 4/01/40	4/28 at 100.00	AA	17,686,563
5,000	5.000%, 4/01/45	4/28 at 100.00	AA	6,047,200
7,500	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/42	8/30 at 100.00	AA	9,540,900
5	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34	10/21 at 100.00	AA	5,182
77,500	Total Tax Obligation/General			93,001,687
	Tax Obligation/Limited – 25.2%
8,300	Battery Park City Authority, New York, Revenue Bonds, Senior Sustainability Series 2019A, 5.000%, 11/01/49	11/29 at 100.00	Aaa	10,695,629
2,945	Dormitory Authority of the State of New York, Master BOCES Program, Revenue Bonds, Onondaga, Cortland and Madison Issue, Series 2020, 4.000%, 8/15/41	8/28 at 100.00	Aa3	3,319,575
	Dormitory Authority of the State of New York, Residential Insitutions for Children Revenue Bonds, Series 2008-A1:
1,855	5.000%, 6/01/33	12/20 at 100.00	Aa1	1,861,975
2,320	5.000%, 6/01/38	12/20 at 100.00	Aa1	2,328,538
20	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	12/20 at 100.00	AA	20,075
5,955	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/34	3/21 at 100.00	AA+	6,029,021
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37	2/22 at 100.00	AA+	1,048,160
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C Group C, 5.000%, 3/15/44	3/24 at 100.00	AA+	3,358,320
6,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31	3/25 at 100.00	AA+	7,077,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,830	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32	2/25 at 100.00	AA+	$3,327,373
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/38	2/25 at 100.00	AA+	1,164,010
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/37	2/27 at 100.00	AA+	8,530,130
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A Bidding Group 2,3,4:
4,150	5.000%, 3/15/38	3/29 at 100.00	AA+	5,241,823
3,850	5.000%, 3/15/40	3/29 at 100.00	AA+	4,845,494
4,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 2, 4.000%, 3/15/34	9/30 at 100.00	AA+	5,501,250
2,825	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B Group A,B&C, 5.000%, 3/15/35	9/25 at 100.00	AA+	3,330,675
2,710	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A, 5.000%, 3/15/37	3/27 at 100.00	AA+	3,322,325
15,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C, 4.000%, 3/15/45	3/28 at 100.00	AA+	17,088,150
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018E Group 4:
10,000	5.000%, 3/15/44	9/28 at 100.00	AA+	12,483,800
9,000	5.000%, 3/15/45	9/28 at 100.00	AA+	11,208,060
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,000	5.000%, 11/15/28	11/25 at 100.00	BB	2,290,540
2,000	5.000%, 11/15/32	11/25 at 100.00	BB	2,266,640
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,000	5.000%, 2/15/39	2/27 at 100.00	Aa3	5,968,000
5,710	5.000%, 2/15/42	2/27 at 100.00	Aa3	6,775,143
11,470	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	AA-	11,577,818
8,335	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017A, 5.000%, 11/15/42	5/27 at 100.00	AA	9,778,455
5,450	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 5.000%, 11/15/47	11/27 at 100.00	AA	6,414,595
4,000	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,417,040
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A:
4,000	5.250%, 7/15/35	7/28 at 100.00	AA	5,120,600
4,200	5.250%, 7/15/36	7/28 at 100.00	AA	5,360,334

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1:
$14,300	5.000%, 7/15/43	7/28 at 100.00	AA	$17,620,889
3,000	5.000%, 7/15/45	7/28 at 100.00	AA	3,680,190
2,780	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	AA	3,486,565
8,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	10,093,580
3,950	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	4,331,847
2,480	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36	5/24 at 100.00	AAA	2,823,133
5,715	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	6,458,464
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41	2/25 at 100.00	AAA	11,541,600
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36	8/26 at 100.00	AAA	6,041,350
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
1,375	5.000%, 8/01/38	8/28 at 100.00	AAA	1,723,219
10,000	5.000%, 8/01/40	8/28 at 100.00	AAA	12,474,200
5	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.000%, 11/01/39	12/20 at 100.00	AAA	5,017
5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA+	5,069,650
2,500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/38	9/30 at 100.00	AA+	3,007,025
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,044	0.000%, 7/01/33	7/28 at 86.06	N/R	736,980
53,350	0.000%, 7/01/46	7/28 at 41.38	N/R	16,013,536
11,058	5.000%, 7/01/58	7/28 at 100.00	N/R	12,196,642
2,000	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H Lee Dennison Building, Series 2013, 5.000%, 11/01/33	11/23 at 100.00	BBB	2,100,440
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
5,750	5.000%, 1/01/29 (AMT)	1/26 at 100.00	BB	5,470,550
1,930	5.000%, 1/01/32 (AMT)	1/26 at 100.00	BB	1,773,844
1,250	5.000%, 1/01/34 (AMT)	1/26 at 100.00	BB	1,122,025
5,430	5.000%, 1/01/36 (AMT)	1/26 at 100.00	BB	4,777,857
302,842	Total Tax Obligation/Limited			304,299,571

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 23.0%
$1,500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	$1,781,220
15,905	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%, 11/15/45	5/30 at 100.00	A3	16,869,002
3,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 4.750%, 11/15/45	5/30 at 100.00	A3	4,067,676
960	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31	11/22 at 100.00	A3	1,002,989
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30	11/25 at 100.00	A3	8,250,750
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/46	5/28 at 100.00	A3	4,194,400
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.000%, 11/15/38	11/23 at 100.00	A3	2,648,225
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/32	11/23 at 100.00	A3	2,653,325
1,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014D-1, 5.000%, 11/15/39	11/24 at 100.00	A3	1,940,184
8,450	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1, 5.250%, 11/15/30	11/25 at 100.00	A3	9,416,427
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1:
2,500	5.000%, 11/15/34	11/26 at 100.00	A3	2,770,675
2,700	5.000%, 11/15/56	11/26 at 100.00	A3	2,955,177
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	0.000%, 10/01/37 (5)	12/20 at 100.00	N/R	2,156,000
2,000	0.000%, 10/01/46 (5)	12/20 at 100.00	N/R	1,540,000
9,500	New York City, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/28 (AMT)	7/22 at 100.00	BBB+	9,963,505
8,370	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A	8,685,047
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2020N, 4.000%, 1/01/42	1/30 at 100.00	A1	5,825,500
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A:
2,225	5.000%, 1/01/36	1/26 at 100.00	A2	2,626,390
8,515	5.000%, 1/01/46	1/26 at 100.00	A2	9,902,093
3,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B, 4.000%, 1/01/53	1/30 at 100.00	A2	3,393,510

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$500	4.000%, 7/01/31 (AMT)	7/24 at 100.00	BBB	$531,070
7,000	4.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	7,327,950
13,685	5.250%, 1/01/50 (AMT)	7/24 at 100.00	BBB	15,031,330
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
10,435	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B+	10,528,706
12,610	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B+	12,673,680
1,745	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.375%, 8/01/36 (AMT)	8/30 at 100.00	B+	1,915,103
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020A:
215	4.000%, 12/01/38 (AMT)	12/30 at 100.00	Baa1	242,103
120	4.000%, 12/01/39 (AMT)	12/30 at 100.00	Baa1	134,953
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
1,300	5.000%, 1/01/27 (AMT)	No Opt. Call	Baa3	1,507,246
10,200	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	11,989,284
10,035	5.000%, 1/01/31 (AMT)	1/28 at 100.00	Baa3	11,601,463
	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A:
2,000	5.000%, 4/01/25 (AMT)	4/24 at 100.00	A3	2,258,120
3,775	5.000%, 4/01/26 (AMT)	4/24 at 100.00	A3	4,254,236
3,330	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39	9/24 at 100.00	Aa3	3,757,106
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,520	5.000%, 5/01/40	5/25 at 100.00	Aa3	2,890,843
480	5.000%, 5/01/45	5/25 at 100.00	Aa3	547,771
8,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fifth Series 2016, 5.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	10,360,726
10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55	10/25 at 100.00	Aa3	11,557,300
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019:
2,745	5.000%, 11/01/38 (AMT)	11/29 at 100.00	Aa3	3,447,473
1,225	5.000%, 11/01/39 (AMT)	11/29 at 100.00	Aa3	1,534,349

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018:
$4,225	4.000%, 9/01/43	9/28 at 100.00	Aa3	$4,852,582
10,230	5.000%, 9/01/48	9/28 at 100.00	Aa3	12,525,305
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.250%, 10/15/57	4/27 at 100.00	Aa3	5,982,400
3,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	Baa1	3,608,303
4,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (AMT)	12/20 at 100.00	Baa1	4,614,757
1,365	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B, 5.000%, 11/15/38	5/27 at 100.00	AA-	1,666,119
3,905	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39	5/24 at 100.00	AA-	4,401,560
19,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA-	23,911,680
250,315	Total Transportation			278,295,613
	U.S. Guaranteed – 3.9% (6)
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Refunding Series 2013A, 5.000%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	Aa3	1,685,640
750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	AA	767,017
2,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2011A, 5.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	A-	2,550,250
5,000	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A, 5.000%, 7/01/44 (Pre-refunded 7/01/24)	7/24 at 100.00	A2	5,844,100
5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32 (Pre-refunded 2/15/25)	2/25 at 100.00	N/R	5,981
530	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3	535,501
1,165	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31 (Pre-refunded 11/15/22)	11/22 at 100.00	N/R	1,273,205
3,520	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/31 (Pre-refunded 5/15/23)	5/23 at 100.00	A3	3,934,128
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32 (Pre-refunded 5/15/23)	5/23 at 100.00	A3	1,117,650
5,375	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33 (Pre-refunded 8/01/23)	8/23 at 100.00	A+	6,052,411
	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2014A:
3,800	5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	A+	4,278,914
10,000	5.000%, 8/01/43 (Pre-refunded 8/01/23)	8/23 at 100.00	A+	11,260,300

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$6,665	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R	$6,930,334
290	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	297,952
42,100	Total U.S. Guaranteed			46,533,383
	Utilities – 13.5%
420	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	441,567
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	1,944,420
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	1,923,420
2,980	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	3,394,965
2,910	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A	3,534,515
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	11,123,700
4,465	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series CC-1, 5.000%, 6/15/46	6/26 at 100.00	AA+	5,344,069
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	6,070,700
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1, 5.000%, 6/15/48	6/27 at 100.00	AA+	3,651,150
10,905	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/40	12/27 at 100.00	AA+	13,636,812
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution:
500	5.000%, 6/15/30	6/24 at 100.00	AAA	579,000
6,675	5.000%, 6/15/34	6/25 at 100.00	AAA	7,911,343
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
1,710	5.000%, 6/15/38	6/27 at 100.00	AAA	2,138,509
6,810	5.000%, 6/15/41	6/26 at 100.00	AAA	8,235,810
2,000	5.000%, 6/15/42	6/27 at 100.00	AAA	2,479,360
1,000	5.000%, 6/15/43	6/28 at 100.00	AAA	1,264,730
2,000	5.000%, 6/15/46	6/27 at 100.00	AAA	2,462,220
8,800	5.000%, 6/15/47	6/27 at 100.00	AAA	10,824,704
3,065	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2017C, 5.000%, 8/15/47	8/27 at 100.00	AAA	3,786,777

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$5,500	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	$6,498,580
2,430	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42 (AMT), 144A	7/23 at 100.00	B1	2,497,603
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
1,200	6.000%, 7/01/38	12/20 at 100.00	CCC	1,218,000
900	6.000%, 7/01/44	12/20 at 100.00	CCC	913,500
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,000	4.250%, 7/01/25	7/22 at 100.00	CCC	1,021,250
505	5.500%, 7/01/28	7/22 at 100.00	CCC	529,619
1,875	5.750%, 7/01/37	7/22 at 100.00	CCC	1,968,750
4,000	5.250%, 7/01/42	7/22 at 100.00	CCC	4,160,000
1,530	6.000%, 7/01/47	7/22 at 100.00	CCC	1,610,325
3,260	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	12/20 at 100.00	N/R	3,290,546
10,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/36	12/25 at 100.00	AAA	12,138,200
1,795	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	2,021,565
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017:
15,500	5.000%, 12/15/38	12/27 at 100.00	AAA	19,565,650
3,000	5.000%, 12/15/39	12/27 at 100.00	AAA	3,780,930
7,000	5.000%, 12/15/40	12/27 at 100.00	AAA	8,802,850
	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2015A:
675	5.000%, 4/01/40	4/25 at 100.00	AA-	780,853
1,050	5.000%, 4/01/45	4/25 at 100.00	AA-	1,203,184
137,460	Total Utilities			162,749,176
$1,150,877	Total Long-Term Investments (cost $1,098,524,146)			1,183,103,829
	Other Assets Less Liabilities – 2.0%			24,170,584
	Net Assets – 100%			$1,207,274,413

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,183,103,829	$ —	$1,183,103,829

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax